Message from the Chairman

The year 2000 will long be remembered for a variety of reasons. After several years of concern and billions of dollars spent globally in anxious preparation, the world sailed through the "Y2K" jitters without a hitch. The United States went through a protracted and tortuous national election, taking us to the brink of a constitutional crisis, before we finally elected our 43rd President. And for those of us with more than a passing interest in the financial markets, the year 2000 started out with technology stocks soaring to all-time highs, with the NASDAQ trading over 5000 in March. There was much comment and utter disbelief at the extremely high valuations of so many technology stocks, while "value" stocks seemed to languish because no one appeared to be at all intrigued by their comparatively cheap valuations.

And then rationality seemed to take hold, as the market became concerned that many of the technology business models, upon closer examination, couldn't justify such lofty multiples. The NASDAQ started an agonizing fall that hit 2333 just before Christmas, a remarkable decline of almost 54% from its March high! For the year, the NASDAQ fell 39%, a painful reminder to those heavily invested in this sector that there are merits to diversifying one's financial assets. The Standard & Poor's 500 Index* was down a little over 9% in 2000, the first decline for this benchmark since a decade ago, in 1990. What an extraordinary run for a major market index! The international markets provided no haven for investors, as the Morgan Stanley EAFE (Europe, Australia, and Far East) Index* declined 14%.

In the past, I have talked about the disparity in returns between growth stocks and value stocks. Value stocks had been a long suffering and highly neglected sector of the market, but the year 2000 saw a significant change in that tune. When we examine large capitalization stocks, as indicated by the Russell 1000 Indices,* we find that value stocks finally had a year to crow about. The Russell 1000 Value Index* was up 7.01% for 2000, while the Russell 1000 Growth Index* was down 22.42%. For large cap value stocks, this represents superior relative performance of 29.4%, which is extraordinary. The small capitalization sector of the market, as shown by the Russell 2000 Indices,* shows a similar, but even more extreme, pattern of relative outperformance of value stocks over growth stocks.

Of course, investors should not rely on only one year's performance when evaluating their investment program. When saving for your retirement years, it is especially important to look at your program with a longer-term perspective, making sure that the mix of your financial assets is appropriate for your investment objectives and risk tolerance. The start of a new year is a good time to look at your total financial picture and assess your progress toward your ultimate financial goal.

Contained in this annual report is helpful information from your investment managers about their own portfolios, along with their schedule of holdings. As always, we encourage you to read this report thoroughly and contact us with your questions and comments.

Sincerely,

/s/Robert N. Sawyer

Robert N. Sawyer
Chairman

*Indices are unmanaged and not available for direct investment


Large Cap Value

It was not a smooth road to victory-it never is-but value investors agree it was worth the bumpy ride. There was a distinct turnaround from growth to value beginning around March 10, the day the NASDAQ peaked. This resurgence in the value sector of the market continued relatively unabated through the end of May. In an extremely volatile market during the summer, value managed to maintain its lead over growth before outdistancing itself from growth and broader market benchmarks in the fourth quarter. The blame for most of the uncertainty that shook the markets during the third quarter can be placed primarily on technology companies and their announcements or predictions of disappointing earnings. Higher oil prices, a weak Euro, inflation fears and uncertainty regarding the presidential election also contributed to market volatility.

By virtually any measure, value outperformed the growth and broader market competition during the fourth quarter. The stock market abhors uncertainty, and there was plenty of that. From a presidential election that went into overtime to an obviously slowing economy that the Fed seemed reluctant to address (that would wait for a dramatic 50 basis point rate cut in January), the broad market reacted as it typically does to such uncertainty -- it languished and trended downward. As the year drew to a close, many investors sold stocks to capture losses for the year which created an oversupply that further pressured stock prices. There was a silver lining for managers of true value portfolios among the broader market's disarray. Many investors found a safer haven in "old economy" stocks as the fourth quarter progressed.

The Portfolio's interest-rate-sensitive stocks, capital goods/defense-related stocks and healthcare holdings were the "drivers" of strong relative performance in 2000. Also, we continued to stay the value course. We did not fall victim to "style drift" by being seduced into buying stocks that were overvalued on either an absolute or relative basis, as attractive as the fundamental businesses of those companies might be. Rather, we invested and reinvested in companies with compelling valuations, attractive prospects, positive earnings and cash flow, and in sound financial condition. Our perseverance was rewarded last year, as was yours.

David L. Babson & Co. Inc.

Top Holdings
                                                              % of Total
Allstate Corp.                                                    4.2%
Boeing Co.                                                        3.9%
National City Corp.                                               3.7%
Harcourt General, Inc.                                            3.6%
UnitedHealth Group, Inc.                                          3.5%
Total                                                             18.9%

As of December 31, 2000, schedule of investments. Subject to change.

Total Return as of December 31, 2000
                                                          Since Commencement
                                         One Year          November 13, 1997
Large Cap Value                             8.79%                 3.65%

Large Cap Value Portfolio versus S&P 500
CHART

Average annual compounded total returns for one year and the life of the Portfolio (commencement November 13, 1997) as of December 31, 2000, were 8.79% and 3.65%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.


Schedule of Investments
December 31, 2000
Large Cap Value
SHARES                COMPANY                                                                                       MARKET VALUE
COMMON STOCKS-- 87.35%
BASIC MATERIALS-- 9.98%
             1,560    duPont (E.I.) deNemours & Co.                                                           $           75,368
               320    Martin Marietta Materials, Inc.                                                                     13,536
             1,840    Millennium Chemicals, Inc.                                                                          33,350
             1,560    Potlatch Corp.                                                                                      52,357
             3,950    USX-U.S. Steel Group                                                                                71,100
             1,190    Weyerhaeuser Co.                                                                                    60,393
               940    Willamette Industries, Inc.                                                                         44,121
                                                                                                                         350,225
CAPITAL GOODS-- 12.54%
             2,070    Boeing Co.                                                                                         136,620
             1,020    Hanson PLC                                                                                          34,935
             2,310    Lockheed Martin Corp.                                                                               78,425
             3,210    Raytheon Co. Cl. B                                                                                  99,711
             1,900    Rockwell International                                                                              90,487
                                                                                                                         440,178
CONSUMER CYCLICAL-- 9.35%
               700    General Motors Corp.                                                                                35,656
             2,180    Harcourt General, Inc.                                                                             124,696
             3,220    The Limited, Inc.                                                                                   54,941
             1,000    Sabre Holdings Corp.                                                                                43,125
             2,010    Sears, Roebuck & Co.                                                                                69,848
                                                                                                                         328,266
CONSUMER STAPLES-- 10.18%
             2,600    Albertson's, Inc.                                                                                   68,900
             2,282    Diageo PLC                                                                                         101,264
             3,400    Fortune Brands, Inc.                                                                               102,000
             2,500    McDonald's Corp.                                                                                    85,000
                                                                                                                         357,164
ENERGY -- 7.88%
             1,558    BP Amoco PLC                                                                                        74,589
             1,430    Royal Dutch Petroleum Co.                                                                           86,604
             3,300    Sempra Energy*                                                                                      76,725
             1,400    USX-Marathon Group                                                                                  38,850
                                                                                                                         276,768
FINANCIAL-- 23.82%
             3,390    Allstate Corp.                                                                                     147,677
             1,560    American Express Co.                                                                                85,703
                31    Berkshire Hathaway, Inc. Cl. B*                                                                     72,974
             1,410    Chase Manhattan Corp.*                                                                              64,067
             1,780    Citigroup, Inc.                                                                                     90,891
             4,500    National City Corp.                                                                                129,375
               450    Student Loan Corp.                                                                                  24,497
             1,700    USA Education, Inc.                                                                                115,600
             1,890    Wells Fargo & Co.                                                                                  105,249
                                                                                                                         836,033
HEALTHCARE-- 6.43%
             2,350    Tenet Healthcare Corp.*                                                                            104,428
             1,980    UnitedHealth Group, Inc.                                                                           121,522
                                                                                                                         225,950
TECHNOLOGY-- 2.41%
             1,520    Apple Computer, Inc.                                                                                22,610
               730    International Business Machines Corp.                                                               62,050
                                                                                                                          84,660
TRANSPORTATION & SERVICES-- 1.59%
               800    Burlington Northern Santa Fe Corp.                                                                  22,650
             1,474    KLM Royal Dutch Airlines                                                                            33,165
                                                                                                                          55,815
UTILITIES-- 3.16%
             1,300    Duke Energy Corp.                                                                                  110,825
TOTAL COMMON STOCKS                                                                                                    3,065,884
(Cost $2,477,223)

CONVERTIBLE PREFERRED STOCK-- 0.58%
               400    Union Pacific Corp.                                                                                 20,300
(Cost $19,862)

 FACE
AMOUNT                DESCRIPTION                                                                                   MARKET VALUE
REPURCHASE AGREEMENT-- 11.40%
$          400,000    UMB Bank, n.a.,
                           5.40% due 1/02/01
                           (Collateralized by Federal
                           National Discount Notes,
                           due 1/22/01 with a
                           value of $408,241)                                                                            400,000
(Cost $400,000)

TOTAL INVESTMENTS-- 99.33%                                                                                             3,486,184
(Cost $2,897,085)

Other assets less liabilities-- 0.67%                                                                                     23,658

TOTAL NET ASSETS-- 100.00%                                                                                    $        3,509,842

For federal income tax purposes, the identified cost of investments owned at December 31, 2000 was $2,906,660.

Net unrealized appreciation for federal income tax purposes was $579,524, which is comprised of unrealized appreciation of $692,070 and unrealized depreciation of $112,546.

*Non-income producing security

See accompanying Notes to Financial Statements.


Large Cap Growth

Domestic equity markets experienced heightened levels of volatility during the third quarter of 2000, but continued to reward rapidly growing, multi-national large capitalization companies. Despite the market's dramatic swings, relative moves in the Portfolio were subdued due to low turnover and a relatively concentrated number of names (31 at year-end).

In spite of the volatility and weakness in the technology sector, we remain confident of the potential for significant long-term earnings growth. We continue to find attractive investment candidates, both in technology and other sectors. Emphasizing the financial sector, we converted some technology exposure into selected names, including Freddie Mac, Merrill Lynch and AIG.

Portfolio structure continues to stress adequate diversification, represented in the fourth quarter by strong performance contributions from retail food and drug chain Safeway (33.9%), medical device maker Medtronic (16.5%), telecom infrastructure and mobile phone manufacturer Nokia (9.3%) and diversified manufacturing company Tyco International (7.0%).

Other standout performers included Federal mortgage lender Freddie Mac (27.4%), consumer and pharmaceutical product maker Johnson & Johnson (11.8%), regional department store Kohl's (5.7%) and Comcast (2.0%), a cable and medical company.

Stein Roe & Farnham Incorporated

Top Holdings
                                                              % of Total
CitiGroup, Inc.                                                   5.8%
Enron Corp.                                                       5.0%
Pfizer, Inc.                                                      4.7%
Tyco International                                                4.7%
Safeway, Inc.                                                     4.3%
Total                                                             24.5%
As of December 31, 2000, schedule of investments. Subject to change.

Total Return as of December 31, 2000
                                                          Since Commencement
                                         One Year          November 13, 1997
Large Cap Growth                          -12.03%                  15.88%

Large Cap Growth Portfolio versus S&P 500
CHART

Average annual compounded total returns for one year and the life of the Portfolio (commencement November 13, 1997) as of December 31, 2000, were -12.03% and 15.88%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.


Schedule of Investments
December 31, 2000
Large Cap Growth
SHARES                COMPANY                                                                                       MARKET VALUE
COMMON STOCKS-- 96.65%
 CAPITAL GOODS-- 11.95%
             3,000    Corning, Inc.                                                                           $          158,437
             5,500    General Electric Co.                                                                               263,656
             5,000    Tyco International Ltd.                                                                            277,500
                                                                                                                         699,593
CONSUMER CYCLICAL-- 7.05%
             3,000    Home Depot, Inc.                                                                                   137,063
             2,800    Kohl's Corp.*                                                                                      170,800
             2,000    Time-Warner, Inc.                                                                                  104,480
                                                                                                                         412,343
CONSUMER STAPLES-- 4.27%
             4,000    Safeway, Inc.*                                                                                     250,000

ENERGY -- 4.97%
             3,500    Enron Corp.                                                                                        290,937

FINANCIAL-- 13.02%
             1,500    American International Group, Inc.                                                                 147,844
             6,666    Citigroup, Inc.                                                                                    340,382
             2,000    Federal Home Loan Mortgage Corp.                                                                   137,750
             2,000    Merrill Lynch & Co.                                                                                136,375
                                                                                                                         762,351

HEALTHCARE-- 15.76%
             3,500    Immunex Corp.*                                                                                     142,188
             2,500    Johnson & Johnson                                                                                  262,656
             4,000    Medtronic, Inc.                                                                                    241,500
             6,000    Pfizer, Inc.                                                                                       276,000
                                                                                                                         922,344

MEDIA & ENTERTAINMENT-- 2.32%
            10,000    AT&T Corp. - Liberty Media Corp.*                                                                  135,625

TECHNOLOGY-- 27.82%
             5,000    America Online, Inc.*                                                                              174,000
             3,000    Applied Materials, Inc.*                                                                           114,563
             4,000    Cisco Systems, Inc.*                                                                               153,000
             4,000    Comcast Corp. Cl. A (non-voting)                                                                   167,000
             1,500    Comverse Technology, Inc.*                                                                         162,938
             3,400    EMC Corp.*                                                                                         226,100
             3,000    Foundry Networks, Inc.*                                                                             45,000
             2,000    JDS Uniphase Corp.*                                                                                 83,375
             3,500    Nokia Corp.                                                                                        152,250
             5,000    Nortel Networks Corp.                                                                              160,312
             4,000    Texas Instruments, Inc.                                                                            189,500
                                                                                                                       1,628,038
TELECOMMUNICATIONS-- 2.80%
             5,000    Level 3 Communications*                                                                            164,063

UTILITIES-- 6.69%
             3,000    AES Corp.                                                                                          166,125
             5,000    Calpine Corp.*                                                                                     225,313
                                                                                                                         391,438

TOTAL COMMON STOCKS                                                                                                    5,656,732
 (Cost $4,959,944)

TOTAL INVESTMENTS-- 96.65%                                                                                             5,656,732
 (Cost $4,959,944)

Other assets less liabilities-- 3.35%                                                                                    196,277

TOTAL NET ASSETS-- 100.00%                                                                                    $        5,853,009

For federal income tax purposes, the identified cost of investments owned at December 31, 2000 was $4,964,779.

Net unrealized appreciation for federal income tax purposes was $691,953,  which
is  comprised  of  unrealized   appreciation   of  $1,414,320   and   unrealized
depreciation of $722,367.

*Non-income producing security

See accompanying Notes to Financial Statements.


Mid Cap Equity

After a few years of being relatively neglected, mid cap stocks had a great year in 2000 with the Standard & Poor's Mid Cap 400 Index* up 17.5%. As an asset class, mid caps were the best performers for the year. Mid caps beat their large cap, small cap, international and fixed income counterparts by a wide margin; in the case of the Standard & Poor's 500* and EAFE indexes,* by an extremely wide margin. Of course, past performance is no guarantee of future results. Mid cap stocks clearly benefited from a broadening of investor interest beyond the few, mostly large cap issues that dominated the market in both 1998 and 1999. The peak in market interest came in March when the NASDAQ topped 5000. Since March, the market has witnessed a steady and painful unwinding of the extreme enthusiasm with which investors had bid up "new economy" stocks. The mid cap market was mostly bypassed by the euphoria on the upside but more importantly, mid caps were clearly not swept up in the free fall that brought the NASDAQ down over 50% from its peak in March.

The Mid Cap Equity Portfolio was up 27% for the year, easily outpacing its benchmark the S&P Mid Cap 400 Index* by nearly 10%. The Portfolio benefited from both a surge in interest in mid cap stocks and our analysts' ability to pick the top performers from among the mid cap universe. This positive relative performance is explained by a combination of superior stock selection by our analysts and a strategic decision to have the fund underweight the technology sector late in the year when a large sell-off in tech shares occurred. Our discriminating stock selection was especially evident in the energy, financial and utility sectors.

Looking ahead, 2001 should be an interesting year as investors weigh the competing forces of economic weakness and slowing corporate profit growth on the one hand and a lower interest rate environment engineered by the Fed on the other. While it may be too much to expect a repeat of 2000 total returns for the Mid Cap Equity Portfolio, we do believe that mid cap stocks will continue to outpace their still highly valued large cap counterparts.

Standish, Ayer & Wood, Inc.

*Indices are unmanaged and not available for direct investment.

Top Holdings
                                                               % of Total
Coastal Corp                                                       3.7%
El Paso Energy Corp.                                               2.4%
SEI Investments Co.                                                2.8%
Adolph Coors Co. Cl. B                                             2.2%
Wellpoint Health Networks, Inc.                                    2.2%
Total                                                             13.3%

As of December 31, 2000, schedule of investments. Subject to change.

Total Return as of December 31, 2000
                                                          Since Commencement
                                         One Year          November 13, 1997
Mid Cap Equity                              26.92%                12.82%

Mid Cap Equity Portfolio versus S&P Mid Cap 400 Index
Chart

Average annual compounded total returns for one year and the life of the Portfolio (commencement November 13, 1997) as of December 31, 2000, were 26.92% and 12.82%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.


Schedule of Investments
December 31, 2000
MID CAP EQUITY
SHARES                COMPANY                                                                                       MARKET VALUE
COMMON STOCKS-- 92.16%
BASIC MATERIALS-- 4.37%
             1,200    Cytec Industries, Inc.*                                                                 $           47,925
             1,300    OM Group, Inc.                                                                                      71,013
             1,300    Westvaco Corp.                                                                                      37,944
                                                                                                                         156,882
CAPITAL GOODS-- 6.80%
               800    American Standard Companies, Inc.*                                                                  39,450
               600    Danaher Corp.                                                                                       41,025
               500    Dycom Industries, Inc.*                                                                             17,969
               800    Ingersoll-Rand Co.                                                                                  33,500
             1,000    Lafarge Corp.                                                                                       23,625
               900    Parker Hannifin Corp.                                                                               39,712
               500    Quaker Oats Co.                                                                                     48,688
                                                                                                                         243,969
CONSUMER CYCLICAL-- 14.09%
               500    Avery Dennison Corp.                                                                                27,437
               600    Boston Properties, Inc.                                                                             26,100
             1,100    Brinker International, Inc.                                                                         46,475
             2,403    Flowers Industries, Inc.                                                                            37,847
             1,600    Furniture Brands International*                                                                     33,700
               900    IVAX Corp.                                                                                          34,470
               900    Jones Apparel Group, Inc.*                                                                          28,969
             1,300    Linens `n Things, Inc.*                                                                             35,912
             1,000    MGM Mirage                                                                                          28,188
             1,300    Mohawk Industries, Inc.*                                                                            35,587
             1,500    Readers Digest Assn. Cl. A                                                                          58,688
             1,800    Saks Holdings, Inc.                                                                                 18,000
             1,400    TJX Companies, Inc.                                                                                 38,850
               700    Talbots, Inc.                                                                                       31,938
                 2    Xerox Corp.                                                                                              9
               800    Zale Corp.                                                                                          23,250
                                                                                                                         505,420
CONSUMER STAPLES-- 14.06%
             1,000    Adolph Coors Co. Cl. B                                                                              80,313
               400    CVS Corp.                                                                                           23,975
             1,400    Darden Restaurants, Inc.                                                                            32,025
             1,300    Dentsply International, Inc.                                                                        50,862
               800    Elan Corp.*                                                                                         37,450
             1,000    Hain Celestrial Group, Inc.*                                                                        32,500
             1,900    Kaufman & Broad Home Corp.                                                                          64,006
               500    Knight-Ridder, Inc.                                                                                 28,438
               300    Lincare Holdings, Inc.*                                                                             17,119
             1,400    McCormick & Co.                                                                                     50,487
               900    Millennium Pharmaceuticals, Inc.*                                                                   55,687
               200    Protein Design Labs, Inc.*                                                                          17,375
               200    Vertex Pharmaceuticals, Inc.*                                                                       14,300
                                                                                                                         504,537
ENERGY -- 11.47%
                 6    BP Amoco PLC                                                                                           287
             1,500    Coastal Corp.                                                                                      132,469
             1,000    Constellation Energy Corp.                                                                          45,063
               528    Dynergy, Inc.                                                                                       29,601
             1,200    El Paso Energy Corp.                                                                                85,950
               700    Equitable Resources, Inc.                                                                           46,725
             2,900    Orion Power Holdings, Inc.*                                                                         71,412
                                                                                                                         411,507
FINANCIAL-- 21.32%
             1,350    AMBAC Financial Group                                                                               78,722
               600    CSG Sytems International, Inc.*                                                                     28,162
                 4    Chase Manhattan Corp.                                                                                  182
               440    Citigroup, Inc.                                                                                     22,467
             1,000    Cullen/Frost Bankers, Inc.                                                                          41,813
               700    Dow Jones & Company, Inc.                                                                           39,637
               600    Fleet Boston Financial Corp.                                                                        22,537
               500    General Growth Properties, Inc.                                                                     18,094
             1,200    Golden West Financial Co.                                                                           81,000
               915    Liberty Property Trust                                                                              26,135
               700    NASDAQ-100 Shares*                                                                                  40,863
             1,200    Nationwide Financial Service                                                                        57,000
               700    Old Republic International Corp.                                                                    22,400
               700    PMI Group, Inc.                                                                                     47,381
               400    PNC Bank Corp.                                                                                      29,225
             1,000    Prentiss Properties Trust                                                                           26,938
             1,200    Standard & Poor's 400 Mid-Cap Depository Receipts                                                  113,250
                 2    Standard & Poor's 500  Depository Receipts                                                             262
             2,200    Technology Select Sector*                                                                           68,888
                                                                                                                         764,956
HEALTHCARE-- 5.11%
               800    Bard C.R., Inc.                                                                                     37,250
             1,650    Biomet, Inc.*                                                                                       65,484
               700    Wellpoint Health Networks, Inc.*                                                                    80,675
                                                                                                                         183,409
TECHNOLOGY-- 7.45%
             1,100    Black & Decker Corp.                                                                                43,175
               400    Black Box Corp.*                                                                                    19,325
               450    Novellus Systems, Inc.*                                                                             16,172
               800    Rational Software Corp.*                                                                            31,150
               900    SEI Investments Co.                                                                                100,800
               775    Symbol Technologies, Inc.                                                                           27,900
               700    Univision Communications, Inc.*                                                                     28,656
                                                                                                                         267,178
TRANSPORTATION & SERVICES-- 4.55%
             1,000    Canadian National Railway Co.                                                                       29,687
               500    General Dynamics Corp.                                                                              39,000
               700    Genzyme Corp.*                                                                                      62,956
             1,000    Valassis Communications, Inc.*                                                                      31,563
                                                                                                                         163,206
UTILITIES-- 2.94%
                 1    AT&T Corp.*                                                                                             17
               200    Comverse Technology, Inc.                                                                           21,725
               900    Dominion Resources, Inc.                                                                            60,300
                 2    FPL Group, Inc.                                                                                        144
               400    Powerwave Technologies, Inc.*                                                                       23,400
                                                                                                                         105,586

TOTAL COMMON STOCKS                                                                                                    3,306,650
(Cost $2,591,536)

 FACE
AMOUNT                DESCRIPTION                                                                                   MARKET VALUE
REPURCHASE AGREEMENT-- 6.46%
$          232,000    State Street Bank and Trust Co.,
                           3.50% due 1/02/01
                           (Collateralized by U.S.
                           Treasury Bills, 14.00%
                           due 11/15/11 with a
                           value of $239,044)                                                                            232,000
(Cost $232,000)

TOTAL INVESTMENTS-- 98.62%                                                                                             3,538,650
(Cost $2,823,536)

Other assets less liabilities-- 1.38%                                                                                     49,355

TOTAL NET ASSETS-- 100.00%                                                                                    $        3,588,005

For federal income tax purposes, the identified cost of investments owned at December 31, 2000 was $2,825,973.

Net unrealized appreciation for federal income tax purposes was $712,677, which is comprised of unrealized appreciation of $814,601 and unrealized depreciation of $101,924.

*Non-income producing security

See accompanying Notes to Financial Statements.


Small Cap Equity

For the fourth quarter ended December 31, 2000, the Portfolio returned -21.10% (price change and reinvested distributions) versus returns of -20.20% for the Russell 2000 Growth Index* and 1.25% for the Standard & Poor's Small Cap 600 Index.*

Weakness in the technology sector dominated the landscape during the fourth quarter. We reduced our technology weighting from 47% to 34% during the quarter, but most of our remaining technology stocks fell sharply. Technology stock valuations fell dramatically from historically high levels as investors reacted to a much weaker environment for technology product demand.

One of the few bright spots in the Portfolio during this past quarter was the energy sector. We increased our exposure in this sector to 12% over the past three months (versus 6% on September 30, 2000). One energy holding, UTI Energy (2.1% of net assets), advanced 47% during the fourth quarter.

Looking ahead, we are optimistic about the prospects for the small cap growth market. We acknowledge the risk of further downward earnings revisions in many sectors, notably technology. However, we think current valuations anticipate much of this risk, and the prospect of lower interest rates should help investor psychology in the months ahead.

Stein Roe & Farnham Incorporated

Top Holdings
                                                              % of Total
Matrixone, Inc.                                                   2.6%
Pogo Producing                                                    2.6%
Constellation Brands, Inc. Cl. A                                  2.6%
Louis Dreyfus Natural Gas                                         2.2%
Aspen Technology, Inc.                                            2.1%
Total                                                            12.1%

As of December 31, 2000, schedule of investments. Subject to change.

Total Return as of December 31, 2000
                                                             Since Commencement
                                            One Year          November 13, 1997
Small Cap Equity                             -2.69%                  8.33%

Small Cap Equity Portfolio versus S&P 600 Index
Chart

Average annual compounded total returns for one year and the life of the Portfolio (commencement November 13, 1997) as of December 31, 2000, were -2.69% and 8.33%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.


Schedule of Investments
December 31, 2000
SMALL CAP EQUITY
SHARES                COMPANY                                                                                       MARKET VALUE
COMMON STOCKS-- 89.42%
BASIC MATERIALS-- 1.21%
               200    Eden Bioscience Corp.*                                                                  $            5,987
             1,100    Stillwater Mining Co.*                                                                              43,285
                                                                                                                          49,272
CAPITAL GOODS-- 5.14%
             1,400    Act Manufacturing*                                                                                  22,050
             1,200    Active Power, Inc.*                                                                                 26,325
               900    Aptargroup, Inc.                                                                                    26,437
             1,300    Astec Industries*                                                                                   17,144
             3,400    GSI Lumonics, Inc.*                                                                                 27,200
             1,100    Power-One, Inc.*                                                                                    43,244
               700    Shaw Group, Inc.*                                                                                   35,000
               400    Tetra Technology*                                                                                   12,750
                                                                                                                         210,150
CONSUMER CYCLICAL-- 10.46%
               600    Catalina Marketing Corp.*                                                                           23,362
             1,900    CEC Entertainment*                                                                                  64,837
             1,000    Chico's FAS, Inc.*                                                                                  20,875
               900    Closure Medical Corp.*                                                                              32,400
             2,400    Coldwater Creek, Inc.*                                                                              74,550
             1,600    Genesco, Inc.*                                                                                      39,100
             1,100    Insituform Technology Cl. A*                                                                        43,863
               400    99 Cents Only Stores*                                                                               10,950
             2,000    Radio One, Inc. Cl. D*                                                                              22,000
               600    Rent-A-Center, Inc.*                                                                                20,700
             2,400    Station Casinos, Inc.*                                                                              35,850
               400    Tweeter Home Entertainment Group*                                                                    4,875
             1,400    Vastera, Inc.*                                                                                      22,400
               400    Zale Corp.*                                                                                         11,625
                                                                                                                         427,387
CONSUMER STAPLES-- 2.59%
             1,800    Constellation Brands, Inc. Cl. A*                                                                  105,750

ENERGY -- 10.99%
             3,000    Cal Dive International, Inc.*                                                                       79,875
             2,000    Louis Dreyfus Natural Gas Corp.*                                                                    91,625
             3,400    Pogo Producing Co.                                                                                 105,825
               600    Pride International, Inc.*                                                                          14,775
               200    Spinnaker Exploration Co.*  .                                                                        8,500
               700    Syntroleum Corp.*  .                                                                                11,900
             1,700    Triton Energy Limited Cl. A                                                                         51,000
             2,600    UTI Energy Corp.*                                                                                   85,475
                                                                                                                         448,975
FINANCIAL-- 4.91%
               500    Choicepoint, Inc.*                                                                                  32,781
             3,100    East West Bancorp, Inc.                                                                             77,306
               600    Imperial Bancorp*                                                                                   15,750
             2,600    London Pacific Group*                                                                               19,663
               900    NCO Group, Inc.*                                                                                    27,338
               800    Silicon Valley Bancshares                                                                           27,650
                                                                                                                         200,488
HEALTHCARE-- 11.51%
               700    Allscripts, Inc.*                                                                                    6,541
               400    Alpharma, Inc.                                                                                      17,550
               600    Aurora Biosciences Corp.*                                                                           18,862
               600    Bindley Western Industries                                                                          24,937
               300    Celgene Corp.*                                                                                       9,750
               200    CIMA Labs, Inc.*                                                                                    13,012
               400    Cor Therapeutics*                                                                                   14,075
               300    Cubist Pharmaceuticals, Inc.*                                                                        8,700
               900    Curon Medical, Inc.*                                                                                 3,614
             2,000    Dusa Pharmaceuticals, Inc.*                                                                         33,625
               900    Intermune Pharmaceuticals*                                                                          40,163
               700    Large Scale Biology Corp.*                                                                           6,650
               600    Medicis Pharmaceutical Cl. A*                                                                       35,475
               700    Neopharm, Inc.*                                                                                     26,513
               400    Noven Pharmaceuticals, Inc.*                                                                        14,950
               500    Novoste Corp.*                                                                                      13,750
             2,000    Pharmacopeia, Inc.*                                                                                 43,625
               900    Physiometrix, Inc.*                                                                                 14,344
               600    Province Healthcare Co.*                                                                            23,625
             4,200    Sangamo Biosciences*                                                                                81,900
             1,000    Vical, Inc.*                                                                                        18,500
                                                                                                                         470,161
TECHNOLOGY-- 37.71%
             2,600    Actuate Software Corp.*                                                                             49,725
             1,300    Artesyn Technologies, Inc.*                                                                         20,638
               900    Aspect Medical Systems, Inc.*                                                                        7,763
             2,600    Aspen Technology, Inc.*                                                                             86,450
               800    Avocent Corp.*                                                                                      21,600
               600    BISYS Group*                                                                                        31,275
               400    Blue Martini Software, Inc.*                                                                         5,300
               600    Bluestone Software, Inc.*                                                                            9,075
             1,200    C-Cube Microsystems, Inc.*                                                                          14,775
             1,500    Cacheflow, Inc.*                                                                                    25,590
               600    Certicom Corp.*                                                                                     12,006
             2,400    Clickaction, Inc.*                                                                                  13,200
               900    Cognizant Technology Solutions Corp.*                                                               32,681
             1,900    Commtouch Software Ltd.*                                                                             7,363
             2,000    Computer Network Technology Corp.*                                                                  57,625
               400    Concord Camera Corp.*                                                                                6,600
             1,800    Critical Path, Inc.*                                                                                55,350
               500    CTS Corp.                                                                                           18,219
               600    DDI Corp.*                                                                                          16,350
               600    DSP Group, Inc.*                                                                                    12,628
             3,300    Ebenx, Inc.*                                                                                        22,275
               500    Elantec Semiconductor, Inc.*                                                                        13,875
             1,300    Electro Scientific Industries, Inc.*                                                                36,400
             1,200    Enzon, Inc.*                                                                                        74,475
             1,800    Espeed, Inc. Cl. A*                                                                                 28,237
            10,000    Exabyte Corp.*                                                                                      34,375
             1,200    Exar Corp.*                                                                                         37,181
             1,500    Finisar Corp.*                                                                                      43,500
             4,700    ITC Deltacom, Inc.*                                                                                 25,336
             2,200    IXYS Corp.*                                                                                         32,175
             5,900    Matrixone, Inc.*                                                                                   107,306
               400    Mercury Interactive Corp.*                                                                          36,100
               400    Micrel Semiconductor, Inc.*                                                                         13,475
             4,000    Mobility Electronics, Inc.*                                                                          9,750
               200    Moldflow Corp.*                                                                                      4,575
             1,100    MRV Communications*                                                                                 14,713
               200    Netegrity, Inc.*                                                                                    10,875
               100    Newport Corp.                                                                                        7,861
             1,800    Optical Communication Products, Inc.*                                                               20,250
               525    Orbotech Ltd.                                                                                       19,589
             5,000    Overland Data, Inc.*                                                                                39,687
             1,500    Pericom Semiconductor Corp.*                                                                        27,750
             1,700    Photon Dynamics, Inc.*                                                                              38,250
             2,500    Precise Software Solutions Corp.*                                                                   61,875
             1,600    ProsoftTraining.com*                                                                                19,400
             1,500    SBS Technologies, Inc.*                                                                             44,906
             2,200    Sipex Corp.*                                                                                        52,662
             2,200    Sonicwall, Inc.*                                                                                    35,750
               600    Sonus Network, Inc.*                                                                                15,150
               900    Therma-Wave, Inc.*                                                                                  12,600
               800    Titan Corp.*                                                                                        13,000
             3,000    Valence Technology, Inc.*                                                                           27,938
             1,300    Varian Semiconductor Equipment Associates, Inc.*                                                    30,875
               700    Wind River Systems, Inc.*                                                                           23,888
                                                                                                                       1,540,267
TRANSPORTATION & SERVICES-- 3.94%
               700    Atlantic Coast Airlines Holdings, Inc.*                                                             28,612
               400    Forward Air Corp.*                                                                                  14,925
             6,000    OMI Corp.*                                                                                          38,625
             2,000    SkyWest, Inc.                                                                                       57,500
               700    U.S. Freightways Corp.                                                                              21,055
                                                                                                                         160,717

UTILITIES-- 0.96%
             1,600    Orion Power Holdings*                                                                               39,400

TOTAL COMMON STOCKS                                                                                                    3,652,567
(Cost $3,955,280)

FACE
AMOUNT                DESCRIPTION                                                                                   MARKET VALUE
REPURCHASE AGREEMENT-- 13.47%
$          550,000    UMB Bank, n.a.,
                           5.40%, due 1/02/01
                           (Collateralized by Federal National
                           Mortgage Association Discount
                           Notes, due 1/22/01 with a
                           value of $561,727)                                                                            550,000
(Cost $550,000)

TOTAL INVESTMENTS-- 102.89%                                                                                            4,202,567
(Cost $4,505,280)

Other assets less liabilities-- (2.89%)                                                                                 (118,004)

TOTAL NET ASSETS-- 100.00%                                                                                             4,084,563

For federal income tax purposes, the identified cost of investments owned at December 31, 2000 was $4,512,369.

Net unrealized depreciation for federal income tax purposes was $309,802, which is comprised of unrealized appreciation of $557,008 and unrealized depreciation of $866,810.

*Non-income producing security

See accompanying Notes to Financial Statements.


Growth & Income

Equity markets were quite friendly to value investors during most of 2000. After a tumultuous first quarter, during which many investors were still caught up in the "momentum investing" craze of 1999, equity markets experienced a considerable turnaround. After a period in which company fundamentals, valuations, and interest rates were all but ignored, investors experienced a radical shift in attitude toward equity investing. Several traditional "old-economy" sectors saw the tide of investment dollars flow back, as many investors focused on reallocating their growth- or tech-heavy portfolios to include companies with realized earnings, realistic growth forecasts and reasonable valuations. As corporate earnings shortfalls became widespread and fears of a recession set in, the obsession with speculative technology and
Internet  stocks,   as  well  as  with  many  large-cap  growth  stocks,   faded
drastically.

Over the course of the year, we made few major sector changes to the Portfolio. Instead, we focused on stocks of companies that have reacted favorably to the current environment, namely, a slowing U.S. economy, stabilizing interest rates and a return to fundamental value investing. As a result, we were able to significantly outperform the unmanaged Standard & Poor's 500/BARRA Value Index(1) on a year-to-date basis.

Still feeling the effects of the huge market upsurges of 1999, the technology company stocks we held continued to be the shining stars in the Portfolio during the first quarter of 2000. However, while we enjoyed performance from many of our technology stocks, we had to pay close attention to accelerating valuations and, in some cases, sold off positions when stock prices appreciated to where we believed they were fully-valued. We reallocated most of our profits to select investments in undervalued "old economy" stocks in basic industries, utilities and financial services (especially insurance stocks) where we saw more intrinsic value. This decision proved to be wise, as the technology sector began a nine-month-long valuation correction and subsequent market selloff.

Thereafter, we stuck with our decision to remain with stocks of companies in more "defensive" sectors (financial services and electric utilities) that could potentially provide stable returns. Stocks of electric utility companies contributed considerably to the Portfolio's positive performance for the year, and our insurance company holdings benefited from strong underlying fundamentals and the potential for significant industry consolidation. Our stocks in healthcare companies, which are staples of consumer spending regardless of the state of the economy, performed quite well for the Portfolio.

Stocks of energy companies performed very well for the Portfolio year-to-date, and our holdings in stocks of companies involved in the production of industrial goods and basic materials finally came into their own during the fourth quarter, many of them posting double-digit gains. These sectors contained some of our "old favorites," and many of these names have only recently been garnering the interest of growth-weary investors. Thematically, we have seen an upturn in stocks of companies involved in aerospace due to increases in defense spending. We anticipate that these sectors will react favorably following the recent period of slower economic growth.

While we remained significantly underweighted in stocks of technology and telecommunications companies relative to the Index, our remaining exposure in these beleaguered sectors hurt the Portfolio slightly. Telecommunication services companies experienced especially difficult times, as price competition caused several companies to miss earnings estimates and to revise future growth forecasts.

We believe the market will continue to adapt to the slowing growth rate of the U.S. economy. While most signs point to the Federal Reserve engineering a "soft landing," some investors believe it may be more difficult than that. The residual effects of previous interest rate hikes and excessively high energy costs have obviously caused consumers to retrench their spending. As a result, we believe we have not seen an end to widespread earnings disappointments based on lofty estimates made during more prosperous times. However, with inflation still under control and President Bush proposing future tax cuts, the key underpinnings of a bull market still seem to be in place. With low interest rates that may go lower, we plan to continue positioning the Portfolio to include economic and interest rate sensitive companies over the next six to nine months.

Lord, Abbett & Co.

(1) The S&P 500 Index is a market capitalization weighted index consisting of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The S&P/BARRA Growth and Value Indices are constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index contains firms with higher book-to-price ratios; conversely, the growth index has firms with lower book-to-price ratios. These indices cited are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

Top Holdings
                                                             % of Total
Dominion Resources, Inc.                                          2.9%
ACE Limited                                                       2.6%
Exxon Mobil Corp.                                                 2.6%
Coastal Corp.                                                     2.5%
MetLife, Inc.                                                     2.5%
Total                                                            13.1%

As of December 31, 2000, schedule of investments. Subject to change.


Total Return as of December 31, 2000
                                                          Since Commencement
                                         One Year          November 13, 1997
Growth & Income                           15.79%                  15.64%

Growth & Income Portfolio versus S&P  500
Chart

Average annual compounded total returns for one year and the life of the Portfolio (commencement November 13, 1997) as of December 31, 2000, were 15.79% and 15.64%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.


Schedule of Investments
December 31, 2000
GROWTH & INCOME
SHARES                COMPANY                                                                                       MARKET VALUE
COMMON STOCKS-- 96.52%
BASIC MATERIALS-- 6.36%
             3,100    Alcoa, Inc.                                                                             $          103,850
             1,500    Bowater, Inc.                                                                                       84,562
             1,800    Dow Chemical Co.                                                                                    65,925
             1,200    International Paper Co.                                                                             48,975
             1,500    Rohm & Haas Co.                                                                                     54,469
                                                                                                                         357,781
CAPITAL GOODS-- 7.43%
             1,200    Boeing Co.                                                                                          79,200
             2,600    Deere & Co.                                                                                        119,113
               900    Emerson Electric Co.                                                                                70,931
             1,600    Lockheed Martin Corp.                                                                               54,320
             1,200    United Technologies Corp.                                                                           94,350
                                                                                                                         417,914
CONSUMER CYCLICAL-- 6.88%
             1,000    Avon Products, Inc.                                                                                 47,875
             3,200    Consolidated Stores Corp.*                                                                          34,000
             1,200    Dow Jones & Company, Inc.                                                                           67,950
               800    Target Corp.                                                                                        25,800
             1,200    United Parcel Service, Inc.                                                                         70,575
               300    VF Corp.                                                                                            10,872
               800    Vivendi Universal SA                                                                                52,250
             2,800    Waste Management, Inc.                                                                              77,700
                                                                                                                         387,022
CONSUMER STAPLES-- 4.68%
             7,000    Archer-Daniels-Midland Co.                                                                         105,000
               700    Hershey Foods Corp.                                                                                 45,063
               900    PepsiCo, Inc.*                                                                                      44,606
             1,100    Safeway, Inc.*                                                                                      68,750
                                                                                                                         263,419
ENERGY -- 13.31%
             1,800    BP Amoco PLC                                                                                        86,175
             1,600    Coastal Corp.                                                                                      141,300
             1,700    Exxon Mobil Corp.                                                                                  147,794
             1,200    PG&E  Corp.                                                                                         24,000
             1,500    Schlumberger Ltd.                                                                                  119,906
             2,000    Tosco Corp.                                                                                         67,875
             1,400    Total Fina SA                                                                                      101,762
             1,300    Transocean Sedco Forex, Inc.                                                                        59,800
                                                                                                                         748,612
FINANCIAL-- 24.22%
             3,500    ACE Ltd.                                                                                           148,531
             1,300    American General Corp.                                                                             105,950
             1,700    Bank One Corp.                                                                                      62,263
             1,200    Chase Manhattan Corp.*                                                                              54,525
               600    Cigna Corp.                                                                                         79,380
             1,300    Federal National Mortgage Association                                                              112,775
             3,000    Fleet Boston Financial Corp.                                                                       112,688
             1,600    Jefferson Pilot Corp.                                                                              119,600
             2,000    MBNA Corp.                                                                                          73,875
             1,400    Mellon Financial Corp.                                                                              68,862
             4,000    Metlife, Inc.                                                                                      140,000
             1,000    Morgan Stanley Dean Witter & Co.                                                                    79,250
             1,300    St. Paul Companies                                                                                  70,606
             2,400    Wells Fargo Co.                                                                                    133,650
                                                                                                                       1,361,955
HEALTHCARE-- 9.18%
             2,000    American Home Products Corp.                                                                       127,100
               600    Baxter International, Inc.                                                                          52,987
             1,500    Becton Dickinson & Co.                                                                              51,938
             2,000    HCA Healthcare Co.                                                                                  88,020
             1,200    McKesson HOBC, Inc.                                                                                 43,068
             1,300    Pharmacia Corp.                                                                                     79,300
             1,200    UnitedHealth Group, Inc.                                                                            73,650
                                                                                                                         516,063
MISCELLANEOUS-- 2.36%
             1,100    Minnesota Mining & Manufacturing Co.                                                               132,550

TECHNOLOGY-- 7.50%
             2,500    Cadence Design Systems, Inc.*                                                                       68,750
             1,800    First Data Corp.                                                                                    94,837
               600    International Business Machines Corp.                                                               51,000
               600    Qualcomm, Inc.*                                                                                     49,313
             1,200    Peoplesoft, Inc.*                                                                                   44,625
             1,200    Texas Instruments, Inc.                                                                             56,850
             1,200    Viacom, Inc. Cl. B*                                                                                 56,400
                                                                                                                         421,775
TRANSPORTATION & SERVICES-- 1.40%
             1,500    AMR Corp.*                                                                                          58,781
               700    Burlington Northern Santa Fe Corp.                                                                  19,819
                                                                                                                          78,600
UTILITIES-- 13.20%
             1,000    Alltel Corp.                                                                                        62,438
             2,400    Dominion Resources, Inc.                                                                           160,800
             1,400    Duke Energy Corp.                                                                                  119,350
             1,800    Exelon Corp.                                                                                       126,378
             4,000    FirstEnergy Corp.                                                                                  126,250
             1,500    SBC Communications, Inc.                                                                            71,625
             1,500    Verizon Communications, Inc.                                                                        75,187
                                                                                                                         742,028

TOTAL COMMON STOCKS                                                                                                    5,427,719
(Cost $4,127,123)

 FACE
AMOUNT                DESCRIPTION                                                                                   MARKET VALUE
REPURCHASE AGREEMENT-- 3.47%
$          195,000    UMB Bank, n.a.,
                           5.40% due 1/02/01
                           (Collateralized by Federal National
                           Mortgage Association Discount
                           Notes, due 1/22/01 with a
                           value of $199,194)                                                                            195,000
(Cost $195,000)

TOTAL INVESTMENTS-- 99.99%                                                                                             5,622,719
(Cost $4,322,123)

Other assets less liabilities-- 0.01%                                                                                        590

TOTAL NET ASSETS -- 100.00%                                                                                   $        5,623,309

For federal  income tax  purposes,  the
identified cost of investments owned at December 31, 2000 was $4,327,989.

Net unrealized appreciation for federal income tax purposes was $1,294,730, which is comprised of unrealized appreciation of $1,314,067 and unrealized depreciation of $19,337.

*Non-income producing security

See accompanying Notes to Financial Statements.


Balanced

The Balanced Portfolio generated a total return (price change and reinvested distributions) of 8.42% for the year ending December 31, 2000. The average balanced fund, as measured by Lipper Analytical Services, registered a return of 2.39% for the year. The Portfolio's strong performance was driven by favorable stock performance and a mild recovery in our corporate and convertible bond holdings.

While the overall stock market was weak in 2000, there were pockets of strength. We had good exposure to several industries that performed well. These included healthcare, energy and certain areas of financial services. Top stocks included Abbott Labs, American Home Products, Enron and Washington Mutual. The equity portion of the Portfolio continues to be guided by our identification of well-researched, long-term trends. Each company owned must be positioned with a positive long-term (3-5 year) operating environment. A sample of some of the trends driving the Portfolio include demographics, the worldwide growth of powerful brands and the increasing demand for communications bandwidth.

Most of the Portfolio's exposure to the surging energy industry was in bonds, including convertible and corporate bonds. As oil prices rose, the bond prices of companies such as Key Energy and Range Resources improved greatly. Late in the year, we began to trim back our exposure to energy. Further diversification within the bond portfolio continues.

Our outlook for common stocks and corporate bonds during the coming year is quite positive. While it is clear the economy is slowing, perhaps even into a mild recession, there are many reasons to believe the problems will be short term in nature. Virtually all the catalysts that led to weaker economic growth and falling stock prices last year are currently reversing themselves or soon will be. These include political uncertainty, interest rates, energy prices and market valuation. Only corporate earnings growth is likely to be working against the market in 2001. However, we believe the stock market may anticipate an upturn in the economy and earnings well ahead of time.

Kornitzer Capital Management, Inc.

Top Holdings
                                                              % of Total
Stilwell Financial, Inc.                                          3.3%
Ethan Allen Interiors, Inc.                                       3.0%
Strayer Education, Inc.                                           2.7%
ICO Holdings                                                      2.7%
Elcor Corp.                                                       2.5%
Total                                                            14.2%

As of December 31, 2000, schedule of investments. Subject to change.

Total Return as of December 31, 2000
                                                          Since Commencement
                                         One Year          November 13, 1997
Balanced                                     8.42%                 3.23%

Balanced Portfolio versus S&P 500 and Merrill Lynch Bond Fund Index Weighted Average

Chart

Average annual compounded total returns for one year and the life of the Portfolio (commencement November 13, 1997) as of December 31, 2000, were 8.42% and 3.23%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.


Schedule of Investments
December 31, 2000
BALANCED
SHARES                COMPANY                                                                                       MARKET VALUE
COMMON STOCKS-- 67.98%
CONSUMER CYCLICAL-- 14.52%
             3,000    Argosy Gaming Co.*                                                                      $           57,563
             2,000    Barnes & Noble, Inc.*                                                                               53,000
             2,000    Carnival Corp.                                                                                      61,625
             5,000    Elcor Corp.                                                                                         84,375
             3,000    Ethan Allen Interiors, Inc.                                                                        100,500
             3,000    ServiceMaster Co.                                                                                   34,500
             3,500    Strayer Education, Inc.                                                                             89,469
                                                                                                                         481,032
CONSUMER STAPLES-- 2.61%
             2,000    ITT Educational Services, Inc.*                                                                     44,000
             1,250    McDonald's Corp.                                                                                    42,500
                                                                                                                          86,500
ENERGY -- 1.76%
             8,500    Frontier Oil Corp.*                                                                                 58,437

FINANCIAL-- 17.48%
             1,500    American Express Co.                                                                                82,406
             1,000    Amvescap PLC                                                                                        43,500
             1,500    Bank of America Corp.                                                                               68,813
               750    Chase Manhattan Corp.*                                                                              34,078
             1,500    Fleet Boston Financial Corp.                                                                        56,344
               750    Morgan Stanley Dean Witter & Co.                                                                    59,437
             1,000    PNC Bank Corp.                                                                                      73,062
             2,750    Stilwell Financial, Inc.                                                                           108,453
             1,000    Washington Mutual, Inc.                                                                             53,063
                                                                                                                         579,156
HEALTHCARE-- 9.63%
               750    Abbott Laboratories                                                                                 36,328
               750    American Home Products Corp.                                                                        47,663
               750    Bristol-Myers Squibb Co.                                                                            55,453
               500    Johnson & Johnson                                                                                   52,531
               750    Merck & Company, Inc.                                                                               70,219
             1,000    Schering-Plough Corp.                                                                               56,750
                                                                                                                         318,944
TECHNOLOGY-- 16.92%
               500    Agilent Technologies, Inc.*                                                                         27,375
             1,000    Analog Devices, Inc.*                                                                               51,187
             1,250    Applied Materials, Inc.*                                                                            47,734
             4,000    Atmel Corp.*                                                                                        46,500
             1,250    Cisco Systems, Inc.*                                                                                47,812
             2,500    Dell Computer Corp.*                                                                                43,594
             1,500    Intel Corp.                                                                                         45,375
             1,250    Microsoft Corp.*                                                                                    54,219
             1,500    Micron Technology, Inc.                                                                             53,250
             1,500    Motorola, Inc.                                                                                      30,375
             1,500    National Semiconductor Corp.*                                                                       30,187
             1,500    Scientific Atlanta, Inc.                                                                            48,844
             1,000    Wind River Systems, Inc.*                                                                           34,125
                                                                                                                         560,577
TRANSPORTATION-- 3.18%
             1,500    FedEx Corp.*                                                                                        59,940
             1,350    Southwest Airlines Co.                                                                              45,266
                                                                                                                         105,206
UTILITIES-- 1.88%
               750    Enron Corp.                                                                                         62,344

TOTAL COMMON STOCKS                                                                                                    2,252,196
(Cost $2,023,928)

CONVERTIBLE PREFERRED STOCKS-- 3.84%
             2,000    Bethlehem Steel Corp.                                                                               18,500
             6,000    ICO, Inc.                                                                                           88,500
               250    Kmart Financing, Inc.                                                                                6,672
               500    TXI Capital Trust                                                                                   13,594

TOTAL CONVERTIBLE PREFERRED STOCKS                                                                                       127,266
(Cost $223,907)

 FACE
AMOUNT                DESCRIPTION                                                                                   MARKET VALUE
CORPORATE BONDS-- 17.13%
$           30,000    Adelphia Communications,
                           9.875% due 3/01/07                                                                             28,125
            25,000    Argosy Gaming,
                           10.75% due 6/01/09                                                                             26,187
            10,000    Foodmaker Corp.,
                           9.75% due 11/01/03                                                                             10,050
            50,000    Frontier Oil Corp.,
                           9.125% due 2/15/06                                                                             44,562
            50,000    Host Marriott,
                           9.25% due 10/01/07                                                                             50,000
            25,000    Interface, Inc.,
                           7.30% due 4/01/08                                                                              22,625
            15,000    Kmart Funding, Inc.,
                           9.44% due 7/01/18                                                                              11,259
            10,000    Lear Corp.,
                           9.50% due 7/15/06                                                                               9,750
            10,000    Luigino's, Inc.,
                           10.00% due 2/01/06                                                                              7,950
            10,000    Mandalay Resort,
                           6.75% due 7/15/03                                                                               9,225
            15,000    Mandalay Resort,
                           10.25% due 8/01/07                                                                             14,887
            25,000    Mastec, Inc.,
                           7.75% due 2/01/08                                                                              23,125
            25,000    McDermott International, Inc.,
                           9.375% due 3/15/02                                                                             22,093
            10,000    MGM Grand, Inc.,
                           9.75% due 6/01/07                                                                              10,500
            10,000    Park Place Entertainment,
                           8.875% due 9/15/08                                                                             10,150
            25,000    Rogers Communications,
                           9.125% due 1/15/06                                                                             25,406
            35,000    Rogers Communications,
                           8.875% due 7/15/07                                                                             34,825
            25,000    Royal Caribbean Cruises,
                           7.50% due 10/15/27                                                                             20,124
            50,000    Specialty Retailers, Inc.,
                           9.00% due 7/15/07                                                                                 750
            10,000    Station Casinos, Inc.,
                           9.75% due 4/15/07                                                                              10,175
            25,000    Triton Energy Limited Corp.,
                           9.25% due 4/15/05                                                                              25,625
            80,000    United Refining Co.,
                           10.75% due 6/15/07                                                                             51,600
            50,000    Warner Chilcott, Inc.,
                           12.625% due 2/15/08                                                                            50,750
            10,000    Williams Communications Group, Inc.,
                           10.875% due 10/01/09                                                                            7,500
            50,000    Wiser Oil Co.,
                           9.50% due 5/15/07                                                                              40,250

TOTAL CORPORATE BONDS                                                                                                    567,493
 (Cost $666,007)

CONVERTIBLE CORPORATE BONDS -- 8.26%
            10,000    Adaptec, Inc.,
                           4.75% due 2/01/04                                                                               8,025
            55,000    Allwaste, Inc.,*
                           7.25% due 6/01/14                                                                               4,400
            25,000    Conexant Systems, Inc.,
                           4.00% due 2/01/07                                                                              13,719
           175,000    HMT Technology Corp.,
                           5.75% due 1/15/04                                                                              52,500
            90,000    Intervac, Inc.,
                           6.50% due 3/01/04                                                                              39,150
            75,000    Key Energy Group,
                           5.00% due 9/15/04                                                                              62,812
            20,000    Key Energy Group,
                           14.00% due 1/15/09                                                                             22,800
            51,000    Lomak Petroleum,
                           6.00% due 2/01/07                                                                              38,250
            35,000    Sunrise Assisted Living,
                           5.50% due 6/15/02                                                                              32,113

TOTAL CONVERTIBLE CORPORATE BONDS                                                                                        273,769
(Cost $457,160)

TOTAL INVESTMENTS-- 97.21%                                                                                             3,220,724
(Cost $3,371,002)

Other assets less liabilities-- 2.79%                                                                                     92,575

TOTAL NET ASSETS-- 100.00%                                                                                    $        3,313,299

For federal income tax purposes, the identified cost of investments owned at December 31, 2000 was $3,371,002.

Net unrealized depreciation for federal income tax purposes was $150,278, which is comprised of unrealized appreciation of $444,729 and unrealized depreciation of $595,007.

*Non-income producing security

See accompanying Notes to Financial Statements.


Intermediate Fixed Income

The year 2000 has been an extraordinary one for fixed income markets. The year began with powerful strength in the economy that by year's end became muted. This was due to increases in interest rates by the Federal Reserve, rising energy costs, declining consumer confidence, and weakness of stocks in general and technology/NASDAQ issues in specific. Interest rates moved dramatically lower as the Fed moved from tightening to easing, funds flowed from stocks to bonds for safety and the Treasury surplus and buybacks grew in size.

The Portfolio performed similar to its benchmark as both initial sector positioning and later sector swaps combined with strong issue selection to add value. Average annual compounded total returns (price change and reinvested distributions) for one year and the life of the portfolio were 10.77% and 5.35% respectively. For the same periods, the Lehman Aggregate Bond Index* total returns were 11.63% and 6.52%, respectively. The Portfolio began the year with higher than normal holdings of treasuries and government mortgages. However, as these sectors outperformed, swaps took profits in those investments, and funds flowed to undervalued holdings in the higher-quality part of the corporate bond sector. This is where the Portfolio remains heavily invested today. These corporate bonds are mostly found in a diversified list of industrials, and they offer a package of credit stability and attractive yields.

The outlook for attractive returns from bonds on an absolute basis, as well as relative to other types of investments, is very promising. There are risks in this transitional economy, but we are encouraged by recent actions to reverse their trend and provide a positive environment for bond investing. The Portfolio enters 2001 with a strong commitment to non-treasury holdings in the corporate, mortgage and asset-backed sectors. For us, intermediate treasuries are like technology holdings in 2000 in that they are overvalued, and a soft landing will combine with attractive yields and strong credit fundamentals for non-treasuries to lead to superior performance in 2001.

Standish, Ayer & Wood, Inc.

*Indices are unmanaged and not available for direct investment.

Total Return as of December 31, 2000
                                                          Since Commencement
                                         One Year          November 13, 1997
Intermediate Fixed Income  10.77%            5.35%

Intermediate Fixed Income Portfolio
Versus Lehman Brothers Aggregate Bond Index

Chart

Average annual compounded total returns for one year and the life of the Portfolio (commencement November 13, 1997) as of December 31, 2000, were 10.77% and 5.35%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.


Schedule of Investments
December 31, 2000
INTERMEDIATE FIXED INCOME
SHARES                COMPANY                                                                                       MARKET VALUE
CONVERTIBLE PREFERRED STOCK-- 0.74%
               500    Equity Office Properties                                                                $           23,750
(Cost $25,000)

 FACE
AMOUNT                DESCRIPTION                                                                                   MARKET VALUE
CORPORATE BONDS-- 45.87%
$            5,000    Abbey National,
                           7.95% due 10/26/29                                                                              5,309
            25,000    Abbey National,
                           6.70% due 6/29/49                                                                              23,031
            10,000    Abitibi, Inc.,
                           8.55% due 8/01/10                                                                              10,076
             5,000    AES Corp.,
                           9.375% due 9/15/10                                                                              5,150
            10,000    Alberta Energy,
                           8.125% due 9/15/30                                                                             10,647
            25,000    Amvescap PLC,
                           6.60% due 5/15/05                                                                              24,801
             5,000    ANR Pipeline,
                           9.625% due 11/01/21                                                                             5,972
            25,000    Aramark Services,
                           6.75% due 8/01/04                                                                              24,253
            25,000    Bank of Boston Home,
                           6.14% due 6/25/13                                                                              24,599
            25,000    Beckman Coulter,
                           7.45% due 3/04/08                                                                              24,048
             5,000    British Telecom,
                           7.625% due 12/15/05                                                                             5,059
             5,000    British Telecom,
                           8.125% due 12/15/10                                                                             5,072
            20,000    British Telecom,
                           8.625% due 12/15/30                                                                            20,079
            10,000    Canadian National Rail,
                           7.625% due 5/15/23                                                                             10,076
            25,000    Capital One Master Trust,
                           5.43% due 1/15/07                                                                              24,722
            25,000    Chase Commercial Mortgage,
                           7.37% due 12/19/07                                                                             24,712
            10,000    Clear Channel Communication,
                           7.875% due 6/15/05                                                                             10,403
            20,000    Clear Channel Communication,
                           7.65% due 9/15/10                                                                              20,471
            10,000    Cleveland Electric,
                           7.67% due 7/01/04                                                                              10,281
            10,000    Coastal Corp.,
                           7.75% due 6/15/10                                                                              10,562
            10,000    Compaq Computer,
                           7.65% due 8/01/05                                                                              10,068
            25,000    Conseco Financial,
                           6.80% due 6/15/05                                                                              15,875
            25,000    Cox Communications,
                           7.75% due 8/15/06                                                                              25,989
             5,000    Cox Communications,
                           7.75% due 11/01/10                                                                              5,201
            25,000    CSC Holdings,
                           7.875% due 12/15/07                                                                            25,186
            25,000    CSX Corp.,
                           7.25% due 5/01/04                                                                              25,341
            25,000    CVS Corp.,
                           5.50% due 2/15/04                                                                              24,305
            25,000    Daimler Chrysler,
                           6.90% due 9/01/04                                                                              24,765
             5,000    Daimler Chrysler,
                           7.75% due 6/15/05                                                                               5,092
            25,000    Delta Airlines,
                           7.70% due 12/15/05                                                                             24,752
            15,000    Deutsche Telecom,
                           8.00% due 6/15/10                                                                              15,298
            10,000    Deutsche Telecom,
                           8.25% due 6/15/30                                                                               9,906
             5,000    Dime Bancorp, Inc.,
                           9.00% due 12/19/02                                                                              5,020
             5,000    duPont (E.I.) deNemours & Co.,
                           6.875% due 10/15/09                                                                             5,153
            10,000    Duke Energy,
                           6.00% due 12/01/28                                                                              8,372
             5,000    El Paso Energy,
                           8.05% due 10/15/30                                                                              5,271
            15,000    El Paso Energy,
                           6.75% due 5/15/09                                                                              14,811
            25,000    Ford Credit Auto,
                           7.19% due 3/15/04                                                                              25,658
             5,000    Ford Motor Corp.,
                           7.45% due 7/16/31                                                                               4,716
            25,000    Ford Motor Corp.,
                           7.50% due 3/15/05                                                                              25,549
            15,000    Global Crossing,
                           9.125% due 11/15/06                                                                            14,437
            25,000    Goldman Sachs,
                           7.625% due 8/17/05                                                                             26,047
            15,000    GS Escrow Corp.,
                           7.00% due 8/01/03                                                                              14,467
            30,000    GS Escrow Corp.,
                           7.125% due 8/01/05                                                                             28,216
             5,000    HCA Healthcare,
                           8.75% due 9/01/10                                                                               5,263
            25,000    Host Marriott,
                           8.375% due 2/15/06                                                                             24,375
            10,000    International Paper,
                           8.00% due 7/08/03                                                                              10,242
             5,000    Keyspan Corp.,
                           7.25% due 11/15/05                                                                              5,199
            10,000    Keyspan Corp.,
                           7.625% due 11/15/10                                                                            10,635
            25,000    Kroger Co.,
                           8.05% due 2/01/10                                                                              26,929
             5,000    Lockheed Martin,
                           8.50% due 12/01/29                                                                              5,691
            10,000    Morgan Stanley,
                           7.75% due 6/15/05                                                                              10,518
            15,000    National City Corp.,
                           6.875% due 5/15/19                                                                             13,679
            25,000    News America Holdings,
                           7.75% due 12/01/45                                                                             21,636
             7,561    Niagra Mohawk Power,
                           7.375% due 7/01/03                                                                              7,693
            10,000    Niagra Mohawk Power,
                           7.75% due 10/01/08                                                                             10,452
            15,000    Nisource, Inc.,
                           7.625% due 11/15/05                                                                            15,607
            15,000    Nisource, Inc.,
                           7.875% due 11/15/10                                                                            15,785
             5,000    Norfolk Southern Corp.,
                           8.375% due 5/15/05                                                                              5,359
            10,000    Norfolk Southern Corp.,
                           7.35% due 5/15/07                                                                              10,279
            15,000    NVR, Inc.,
                           8.00% due 6/01/05                                                                              14,625
            25,000    Panamsat Corp.,
                           6.00% due 1/15/03                                                                              24,192
            10,000    Phillips Petroleum,
                           8.75% due 5/25/10                                                                              11,440
             5,000    Pinnacle Partners,
                           8.83% due 8/15/04                                                                               5,168
            25,000    Qwest Communications,
                           7.50% due 11/01/08                                                                             25,214
            25,000    Republic Service,
                           7.125% due 5/15/09                                                                             24,291
            25,000    Royal Bank of Scotland,
                           7.816% due 12/31/05                                                                            25,523
            10,000    Royal Caribbean Cruises,
                           6.75% due 3/15/08                                                                               8,931
            75,000    Simon Debartolo,
                           7.125% due 6/24/05                                                                             74,906
            15,000    Smithfield Foods, Inc.,
                           7.625% due 2/15/08                                                                             14,081
            25,000    Speedway Motorsports,
                           8.50% due 8/15/07                                                                              24,656
            10,000    Suntrust Banks,
                           7.75% due 5/01/10                                                                              10,491
             5,000    Telefonica,
                               8.25% due 9/15/30                                                                           5,066
            35,000    Tenet Healthcare Corp.,
                           8.625% due 12/01/03                                                                            35,677
            15,000    Tenet Healthcare Corp.,
                           7.875% due 1/15/03                                                                             15,150
            25,000    Time Warner, Inc.,
                           8.375% due 3/15/23                                                                             27,089
            25,000    Toll Corp.,
                           8.00% due 5/01/09                                                                              23,625
             5,000    Tosco Corp.,
                           7.80% due 1/01/27                                                                               5,205
            25,000    Tricon Global,
                           7.45% due 5/15/05                                                                              24,565
            25,000    TRW, Inc.,
                           6.625% due 6/01/04                                                                             23,712
            15,000    USA Waste Services, Inc.,
                           6.50% due 12/15/02                                                                             14,700
            15,000    Unilever,
                           7.125% due 11/01/10                                                                            15,713
            25,000    U. S. Bancorp,
                           6.00% due 5/15/04                                                                              24,719
            10,000    Verizon Global,
                           7.25% due 12/01/10                                                                             10,132
            15,000    Viacom, Inc.,
                           7.875% due 7/30/30                                                                             15,423
            10,000    Viacom, Inc.,
                           7.70% due 7/30/10                                                                              10,525
            15,000    Waste Management,
                           6.50% due 5/15/04                                                                              14,517
            20,000    Wells Fargo & Co.,
                           7.55% due 6/21/10                                                                              21,204
             5,000    Worldcom,
                           8.25% due 5/15/10                                                                               5,127
            25,000    Worldcom,
                           7.375% due 1/15/03                                                                             25,096

TOTAL CORPORATE BONDS          1,468,923
(Cost $1,460,052)

U.S. GOVERNMENT SECURITIES-- 9.54%
                      U.S. Treasury Bonds
           100,000         6.25% due 5/15/30                                                                             111,672
                      U.S. Treasury Notes
           185,000         5.75% due 8/15/10                                                                             193,447

TOTAL U.S. GOVERNMENT SECURITIES                                                                                         305,619
(Cost $291,850)

U.S. GOVERNMENT SPONSORED-- 35.26%
                      Federal Home Loan Mortgage Corp.
            80,000         5.75% due 3/15/09                                                                              78,906
            46,925         7.50% due 12/01/29                                                                             47,643
                      Federal National Mortgage Assn.
            65,000         5.625% due 5/14/04                                                                             64,898
            15,000         7.00% due 7/15/05                                                                              15,745
            25,000         7.50% due 3/01/15                                                                              25,531
            24,843         7.50% due 11/01/15                                                                             25,371
            24,743         7.50% due 11/15/15                                                                             25,254
            25,000         7.50% due 12/01/15                                                                             25,531
            11,074         9.00% due 11/01/25                                                                             11,564
            46,411         6.50% due 4/01/29                                                                              45,773
            24,286         6.50% due 6/01/29                                                                              23,952
            47,711         6.50% due 8/01/29                                                                              47,055
            24,373         7.00% due 1/01/30                                                                              24,411
            47,247         7.50% due 1/01/30                                                                              47,940
            24,772         7.00% due 2/01/30                                                                              24,811
           119,867         7.50% due 4/01/30                                                                             121,626
            47,908         7.50% due 5/01/30                                                                              48,597
            24,466         8.00% due 5/01/30                                                                              25,070
            49,035         7.50% due 6/01/30                                                                              49,753
            23,275         8.00% due 7/01/30                                                                              23,850
            45,117         8.50% due 8/01/30                                                                              46,485
            23,131         8.00% due 9/01/30                                                                              23,702
            24,551         8.00% due 10/01/30                                                                             25,157
            24,998         7.00% due 11/01/30                                                                             25,037
            50,000         6.50% due 1/01/31                                                                              49,313
                      Government National Mortgage Assn.
            24,595         9.00% due 12/15/17                                                                             25,948
            77,789         8.00% due 7/15/29                                                                              79,823
            49,160         8.00% due 7/15/30                                                                              50,450

TOTAL U.S. GOVERNMENT SPONSORED                                                                                        1,129,196
(Cost $1,102,169)

FOREIGN GOVERNMENT SPONSORED-- 1.47%
             5,000    Mexican U.S., 9.875% due 1/15/07                                                                     5,284
            10,000    Panama, 9.375% due 4/01/29                                                                           9,745
            25,000    Quebec Province, 7.5% due 9/15/29                                                                   27,015
             5,000    South Africa, 9.125% due 5/19/09                                                                     5,138

TOTAL FOREIGN GOVERNMENT SPONSORED                                                                                        47,182
(Cost $45,016)

COLLATERALIZED MORTGAGE OBLIGATIONS-- 3.23%
$           25,000    American Express Credit, 7.40% due 9/17/07                                                          26,099
            25,000    Americredit Auto, 7.29% due 12/05/06                                                                25,813
            25,000    GMAC Commercial Mortgage Securities, Inc.,
                           6.853% due 9/15/06                                                                             25,556
            25,000    Daimler Chrysler, 7.23% due 1/06/05                                                                 25,789

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                                103,257
(Cost $100,984)

REPURCHASE AGREEMENT-- 4.31%
$          138,000    State Street Bank and Trust Co.,
                           3.50% due 1/02/01
                           (Collateralized by U.S.
                           Treasury Bonds, 9.875%
                           due 11/15/15 with a
                           value of $145,685)                                                                            138,000
(Cost $138,000)

TOTAL INVESTMENTS-- 100.42%                                                                                            3,215,927
(Cost $3,163,071)

Other assets less liabilities-- (0.42%)                                                                                  (13,457)

TOTAL NET ASSETS-- 100.00%                                                                                    $        3,202,470

For federal income tax purposes, the identified cost of investments owned at December 31, 2000 was $3,163,166.

Net unrealized appreciation for federal income tax purposes was $52,761, which is comprised of unrealized appreciation of $77,230 and unrealized depreciation of $24,469.

See accompanying Notes to Financial Statements.


Global Fixed Income

lobal bonds performed very well in the year 2000, especially relative to equities. Central banks around the world were hiking interest rates for most of the year in order to slow economic growth and contain inflationary pressures. The power of interest rates is always amazing and the prevailing mood in the financial markets switched from boom to doom over the course of the year.
Overvalued equity markets were squeezed and the "tech wreck" added to the safe-haven bid for bonds. Central banks have successfully contained growth and inflation pressures and are now going full circle with interest rate cuts as the year 2001 begins. In this environment, the Global Fixed Income Portfolio returned 9.46% (price change and reinvested distributions) for the year while the J.P. Morgan Global Hedged Index* returned 10.96%. The main reason the Global Fixed Income Portfolio underperformed was due to poor performance of corporate credits.

The most positive drivers of performance for the Portfolio during the year was an overweight position in three of the top four performing bond markets -- U.S., Canada and Sweden. Early in the year, we recognized the value in U.S. Treasuries because inflation was not a major threat, the Fed was already hiking interest rates and equity prices were overvalued and defying rising interest rates. We reallocated positions from Europe into the U.S. and lengthened our U.S. duration when yields were well above 6%. The U.S. outperformed Europe by over 4% in the year.

Another positive contribution to performance was the Portfolio's relative yield curve positioning. At the start of the year, we implemented a barbell position -- a portfolio of bonds distributed like the shape of a barbell, with most of the portfolio in short-term and long-term bonds, but with few bonds in intermediate maturities. Barbell positions outperform in curve flattening environments. Yield curves around the world flattened significantly for the first three quarters. As curves went inverted (long yields fall below short yields) we lightened up on barbell trades and spread positions across the yield curve.

The main drag on performance was corporate credit. As yield curves inverted, credit spreads widened to government bonds and subsequently underperformed. High yield bonds in the U.S. and Europe had one of their worst years ever, underperforming government bonds by over 10%.

We believe the outlook for the Global Fixed Income Portfolio in 2001 is excellent. Central banks are cutting interest rates, real bond yields are high and corporate credit is off to a fast start because the yield curve is steepening and a lot of bad news has been discounted.


Standish International Management Co., L.P.

*Index is unmanaged and not available for direct investment.

Fund Diversification
                                                               % of Total
Basic Materials                                                   1.57%
Capital Goods                                                     2.93%
Consumer Cyclical                                                 3.90%
Consumer Staples                                                  3.15%
Energy                                                            0.34%
Financial                                                        14.13%
Technology                                                        3.56%
Utilities                                                         1.08%
Government Bonds                                                 44.13%
Collateralized Mortgage Obligations                               2.14%
U.S. Government Securities                                       13.62%
U.S. Government Sponsored                                         4.83%
Convertible Preferred Stock                                       0.39%
Call Options Purchased                                            1.05%
Put Options Purchased                                             0.01%
Cash & Equivalents                                                3.17%

As of December 31, 2000, schedule of investments. Subject to change.

Total Return as of December 31, 2000
                                                          Since Commencement
                                         One Year          November 13, 1997
Global Fixed Income                          9.46%                 5.72%

GLOBAL FIXED INCOME PORTFOLIO VERSUS
JP MORGAN HEDGED GLOBAL GOVERNMENT BOND INDEX

Chart

Average annual compounded total returns for one year and the life of the Portfolio (commencement November 13, 1997) as of December 31, 2000, were 9.46% and 5.72%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.


Schedule of Investments
December 31, 2000
Global Fixed Income
 FACE
AMOUNT*               DESCRIPTION                                                                                   MARKET VALUE
CORPORATE BONDS-- 30.66%
CAYMAN ISLANDS-- 0.45%
            30,000    MBNA America,
                           4.375% due 8/19/04                                                                 $           27,582

DENMARK -- 2.00%
             1,000    Denmark Realkredit,
                           8.00% due 10/01/26                                                                                130
         1,035,000    Denmark Unicredit,
                           5.00% due 10/01/19                                                                            121,654
                               121,784

JAPAN -- 8.89%
        11,000,000    Development Bank of Japan,
                           1.75% due 6/21/10                                                                              96,516
10,000,000            FNMA,
                           2.125% due 10/09/07                                                                            91,849
         5,000,000    IBM Corp.,
                           0.900% due 4/14/03                                                                             43,668
         8,000,000    KFW International Finance,
                           1.75% due 3/23/10                                                                              71,117
        10,000,000    McDonald's Corp.,
                           2.00% due 3/09/10                                                                              86,858
        11,000,000    Oesterreich Kontrollbank,
                           1.80% due 3/22/10                                                                              98,100
         6,000,000    Westpac Banking,
                           0.875% due 9/22/03                                                                             52,408
                               540,516
LUXEMBOURG-- 0.23%
            15,000    Tyco International Group,
                           6.125% due 4/04/07                                                                             14,120

MEXICO -- 0.29%
            15,000    Mexico Global,
                           11.375% due 9/15/16                                                                            17,513

NETHERLANDS-- 1.57%
            30,000    Deutsche Bahn Finance,
                           6.00% due 6/15/10                                                                              28,938
            50,000    KPN-Qwest B.V.,
                           7.125% due 6/01/09                                                                             41,112
            30,000    Mannesmann,
                           4.75% due 5/27/09                                                                              25,623
                                                                                                                          95,673
UNITED KINGDOM-- 3.48%
            29,000    Abbey National,
                           7.75% due 12/31/03                                                                             45,447
            10,000    Halifax,
                           6.375% due 4/03/08                                                                             15,250
            40,000    Lehman Brothers,
                           6.95% due 6/22/04                                                                              60,353
            25,000    National Westminster,
                           6.625% due 10/29/49                                                                            23,128
            25,000    Stagecoach,
                           6.00% due 11/24/04                                                                             20,386
            50,000    Tate & Lyle,
                           5.75% due 10/06/06                                                                             46,851
                                                                                                                         211,415
UNITED STATES-- 13.75%
            15,000    Amvescap PLC,
                           6.60% due 5/15/05                                                                              14,880
            25,000    Aramark Services,
                           6.75% due 8/01/04                                                                              24,253
            20,000    Clear Channel,
                           6.50% due 7/07/05                                                                              18,703
            15,000    Cleveland Electric,
                           7.67% due 7/01/04                                                                              15,422
            25,000    Conseco Financial Notes,
                           6.80% due 6/15/05                                                                              15,875
            15,000    Dime Bancorp, Inc.,
                           9.00% due 12/19/02                                                                             15,059
            50,000    Discover Card,
                           5.60% due 5/15/06                                                                              49,564
            25,000    Enron Corp.,
                           4.375% due 4/08/05                                                                             22,420
            20,000    Fleet Boston Financial,
                           7.25% due 9/15/05                                                                              20,728
            25,000    Ford Credit Auto,
                           7.19% due 3/15/04                                                                              25,659
            25,000    Ford Credit Auto,
                           7.37% due 7/15/04                                                                              25,689
            60,000    Ford Motor Credit,
                           7.60% due 8/01/05                                                                              61,655
            15,000    Ford Motor Credit,
                           6.125% due 9/19/05                                                                             14,383
            40,000    GE Capital,
                           5.125% due 1/12/04                                                                             58,412
            65,000    Gillette,
                           5.25% due 12/30/02                                                                             61,708
            15,000    GS Escrow Corp.,
                           7.00% due 8/01/03                                                                              14,467
            20,000    GS Escrow Corp.,
                           7.125% due 8/01/05                                                                             18,811
            70,000    International Lease Financial,
                           4.125% due 7/12/04                                                                             63,438
            15,000    International Paper,
                           8.00% due 7/08/03                                                                              15,364
            15,000    Keyspan Corp.,
                           7.25% due 11/15/05                                                                             15,597
            25,000    Kroger Co.,
                           6.80% due 12/15/18                                                                             23,187
            15,000    Lucent Technologies,
                           7.25% due 7/15/06                                                                              13,940
            25,000    Niagra Mohawk Power,
                           7.75% due 10/01/08                                                                             26,131
            15,000    Nisource, Inc.,
                           7.50% due 11/15/03                                                                             15,404
            40,000    Panama,
                           7.875% due 2/13/02                                                                             39,500
            25,000    Panamsat Corp.,
                           6.125% due 1/15/05                                                                             23,430
            25,000    Pinnacle Part,
                           8.83% due 8/15/04                                                                              25,839
            25,000    Time Warner, Inc.,
                           7.75% due 6/15/05                                                                              26,236
            10,000    Tricon Global Rest,
                           7.65% due 5/15/08                                                                               9,555
            15,000    Unilever,
                           7.125% due 11/01/10                                                                            15,713
            25,000    Wells Fargo Co.,
                           6.86% due 4/26/02                                                                              24,991
            20,000    Wells Fargo Co.,
                           6.625% due 7/15/04                                                                             20,293
                               836,306
TOTAL CORPORATE BONDS          1,864,909
(Cost $1,889,342)

GOVERNMENT BONDS-- 44.13%
CANADA-- 5.67%
            85,000    Canadian Govt.,
                           6.00% due 9/01/05                                                                              58,369
            80,000    Canadian Govt.,
                           6.00% due 6/01/08                                                                              55,407
            85,000    Canadian Govt.,
                           5.50% due 6/01/09                                                                              57,197
            50,000    Ontario Province of Canada,
                           6.375% due 6/10/04                                                                             75,891
        11,000,000    Ontario Province of Canada,
                           1.875% due 1/25/10                                                                             97,805
                                                                                                                         344,669
DENMARK -- 1.06%
           475,000    Denmark Govt.,
                           7.00% due 12/15/04                                                                             64,263
GERMANY-- 16.54%
           195,000    Bundesobl,
                           4.50% due 8/19/02                                                                             183,223
            30,000    Depfa Pfandbrief,
                           5.50% due 1/15/10                                                                              28,392
         5,000,000    Deutsche Ausgleichsb,
                           1.85% due 9/20/10                                                                              44,495
            40,000    Deutschland Republic,
                           6.50% due 10/14/05                                                                             40,729
            40,000    Deutschland Republic,
                           4.125% due 7/04/08                                                                             36,059
           120,000    Deutschland Republic,
                           5.25% due 7/04/10                                                                             116,378
           110,000    Deutschland Republic,
                           5.25% due 1/04/11                                                                             106,334
            85,000    Deutschland Republic,
                           4.75% due 7/04/28                                                                              73,051
           185,000    Deutschland Republic,
                           6.25% due 1/04/30                                                                             194,967
        10,000,000    Italy Euroyen,
                           3.75% due 6/08/05                                                                              98,294
            85,000    Treuhandanstalt,
                           6.25% due 3/04/04                                                                              83,965
                               1,005,887
ITALY -- 1.24%
            25,000    Italy Govt.,
                           4.75% due 7/01/05                                                                              23,516
            50,000    Italy Govt.,
                           6.50% due 11/01/27                                                                             52,056
                               75,572
JAPAN -- 5.05%
         5,000,000    Italy Euroyen,
                           5.125% due 7/29/03                                                                             48,709
        10,000,000    Italy Govt.,
                           1.80% due 2/23/10                                                                              89,000
        10,000,000    Spanish Kingdom Euroyen,
                           4.75% due 3/14/05                                                                             101,461
         7,000,000    Spanish Kingdom Euroyen,
                           3.10% due 9/20/06                                                                              68,073
                                                                                                                         307,243
MEXICO -- 0.88%
         6,000,000    United Mexican,
                           3.10% due 4/24/02                                                                              53,171

NETHERLAND-- 0.96%
            60,000    Netherland Govt.,
                           5.50% due 7/15/10                                                                              58,587

NEW ZEALAND-- 2.55%
           130,000    New Zealand Govt.,
                           8.00% due 4/15/04                                                                              60,767
           195,000    New Zealand Govt.,
                           8.00% due 11/15/06                                                                             94,531
                                155,298
POLAND -- 0.34%
           110,000    Poland Govt.,
                           0% due 8/21/02                                                                                 20,709

SINGAPORE-- 1.26%
            90,000    Singapore Govt.,
                           3.50% due 2/01/04                                                                              52,189
            40,000    Singapore Govt.,
                           5.125% due 11/15/04                                                                            24,441
                               76,630
SUPRANATIONAL BANK-- 0.94%
            60,000    European Investment Bank,
                           5.625% due 10/15/10                                                                            57,078

SWEDEN -- 3.07%
           800,000    Sweden Govt.,
                           5.00% due 1/28/09                                                                              86,302
           900,000    Sweden Kingdom,
                           6.00% due 2/09/05                                                                             100,619
                                                                                                                         186,921
UNITED KINGDOM-- 4.57%
            65,000    UK Gilt Treasury,
                           6.75% due 11/26/04                                                                            102,458
            20,000    UK Gilt Treasury,
                           8.50% due 7/16/07                                                                              35,333
            75,000    UK Gilt Treasury,
                           9.00% due 10/13/08                                                                            140,240
                                                                                                                         278,031
TOTAL GOVERNMENT BONDS                                                                                                 2,684,059
(Cost $2,583,458)

COLLATERALIZED MORTGAGE OBLIGATIONS-- 2.14%
            50,000    American Express Credit,
                           5.60% due 11/15/06                                                                             49,714
            30,000    Americredit Auto,
                           5.96% due 3/12/06                                                                              29,961
            25,000    Citibank Credit Card,
                           5.50% due 2/15/06                                                                              24,695
            25,000    Daimler Chrysler Auto,
                           7.23% due 1/06/05                                                                              25,789
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                                                                     130,159
(Cost $126,479)

U.S. GOVERNMENT SECURITIES-- 13.62%
                      U.S. Treasury Bonds
           365,000         6.25% due 5/15/30                                                                             407,602
                      U.S. Treasury Inflation Index Bonds
            65,165         3.625% due 7/15/02                                                                             65,288
            53,031         3.875% due 1/15/09                                                                             53,520
                      U.S. Treasury Notes
            35,000         7.875% due 11/15/04                                                                            38,318
           225,000         6.00% due 8/15/09                                                                             237,555
            25,000         5.75% due 8/15/10                                                                              26,209

TOTAL U.S. GOVERNMENT SECURITIES                                                                                         828,492
(Cost $789,817)

 SHARES OR
FACE AMOUNT           COMPANY AND DESCRIPTION                                                                       MARKET VALUE
U.S. GOVERNMENT SPONSORED-- 4.83%
                      Federal Home Loan Mortgage Corp.
$           60,000         5.75% due 9/15/10                                                                              57,912
                      Federal National Mortgage Assn.
           225,000         6.625% due 11/15/10                                                                           235,807
               141         6.00% due 6/01/29                                                                                 137

TOTAL U.S. GOVERNMENT SPONSORED                                                                                          293,856
(Cost $283,743)

CONVERTIBLE PREFERRED STOCK-- 0.39%
               500    Equity Office Properties                                                                            23,750
(Cost $25,000)

SHARES                EXPIRATION DATE/EXERCISE PRICE                                                                MARKET VALUE

CALL OPTIONS PURCHASED-- 1.05%
                      Argentine Peso
            47,619         Nov  01 / 1.050                                                                                 1,548
                      German Government Bond
            50,000         Feb 01 / 99.120                                                                                 2,190
            65,000         Apr 01 / 101.580                                                                                1,038
            65,000         May 01 / 101.710                                                                                1,073
                      Japanese Yen
            85,000         Jan 01 / 112.150                                                                                1,997
            80,000         Jan 01 / 68.750                                                                                    --
            50,000         Feb 01 / 150.000                                                                                   --
           200,000         Jun 01 / 105.000                                                                                6,935
           300,000         Nov 01 / 115.000                                                                                6,450
            50,000         Nov 01 / 120.000                                                                                  640
            50,000         Dec  01 / 110.250                                                                               1,405
                      United States Dollar
            50,000         Jan 01 / 95.968                                                                                 4,815
           100,000         Feb 01 / 99.170                                                                                 9,983
            50,000         Feb 01 / 95.594                                                                                 4,953
           100,000         Feb 01 / 100.280                                                                                8,547
           100,000         Mar 01 / 100.280                                                                                8,515
           100,000         Apr 01 / 101.400                                                                                3,672

TOTAL CALL OPTIONS PURCHASED                                                                                              63,761
(Cost $24,909)

SHARES                EXPIRATION DATE/EXERCISE PRICE                                                                MARKET VALUE
PUT OPTIONS PURCHASED-- 0.01%
                      Australian Dollar
            55,000         Jan 01 / .590                                                                                      26
                      Mexican Peso
            20,000         Apr 01 / 10.000                                                                                   595
            40,000         Apr 01 / 8.250                                                                                     --
                      South African Rand
            22,212         Mar 01 / 7.315                                                                                    150
                      United States Dollar
           100,000         Feb 01 / 100.000                                                                                    1
           100,000         Mar 01 / 95.515                                                                                    --

TOTAL PUT OPTIONS PURCHASED                                                                                                  772
(Cost $3,441)

 FACE
AMOUNT                DESCRIPTION                                                                                   MARKET VALUE
REPURCHASE AGREEMENT-- 3.68%
        $  224,000    State Street Bank and Trust Co.,
                           3.50% due 1/02/01
                           (Collateralized by U.S.
                           Treasury Bills, 7.25%
                           due 8/15/22 with a
                           value of $228,865)                                                                            224,000
(Cost $224,000)

TOTAL INVESTMENTS-- 100.51%                                                                                            6,113,758
(Cost $5,950,189)

Other assets less liabilities-- (0.51%)                                                                                  (30,731)

TOTAL NET ASSETS-- 100.00%                                                                                    $        6,083,027

For federal income tax purposes, the identified cost of investments owned at December 31, 2000 was $5,950,745.

Net unrealized appreciation for federal income tax purposes was $163,013, which is comprised of unrealized appreciation of $279,092 and unrealized depreciation of $116,079.

*Face amount is reflected in local currency while market value is reflected in U.S. Dollars.

See accompanying Notes to Financial Statements.


Money Market

Over the course of the first half of 2000, the Federal Reserve maintained a restrictive stance toward monetary policy by raising interest rates 100 basis points in response to strong economic activity and concern for higher inflation. As a result, the yield curve inverted early in the first quarter and remained so throughout the year.

Signs began to emerge late in the third quarter that perhaps the economy was beginning to moderate from its 5+% GDP growth in the first half of 2000. The yield curve remained inverted as the Treasury continued to pay down debt and the Federal Reserve maintained a bias for tight monetary policy.

As the year began to wind down, the Federal Reserve's restrictive approach finally began to produce the desired result, a slower economy. However, by late fourth quarter, the financial markets were becoming increasingly concerned that the slowdown may be too severe and that a recession was possible. Third quarter GDP slowed to 2.2% with the fourth quarter forecast at 1% to 2%.

In response to the slowing economy, the Fed acted on January 3, 2001, with a surprising 50-basis-point cut in the Federal Funds rate to 6.00%. The Fed cited "further weakening of sales and production, and in the context of lower consumer confidence, tight conditions in segments of the financial markets, and high energy prices sapping household and business purchasing power." The fundamental evidence supporting the Fed's statement includes lower consumer spending, tighter bank lending standards and high debt levels by both the consumer and industrial sectors. Consequently, there is a wide consensus that the Fed will lower the Federal Funds rate an additional 25 basis points at both the January 31 and March 20, 2001 Federal Open Market Committee meetings. By summer, the Federal Funds rate may be between 4.00% and 4.50%.

Standish, Ayer & Wood, Inc.

Total Return as of December 31, 2000
                                                          Since Commencement
                                         One Year          November 13, 1997
Money Market                               5.84%                 5.17%


Schedule of Investments
December 31, 2000
Money Market
 FACE
AMOUNT                DESCRIPTION                                                                                   MARKET VALUE
U.S.GOVERNMENT SECURITIES-- 17.42%
U.S. TREASURY BILLS
$          175,000    6.17% due 2/08/01                                                                       $          173,860
           175,000    5.50% due 7/31/01                                                                                  174,466

TOTAL U.S. GOVERNMENT SECURITIES                                                                                         348,326
(Cost $348,326)

U.S. GOVERNMENT SPONSORED-- 82.14%
FEDERAL FARM CREDIT CORPORATION DISCOUNT NOTES
           275,000    5.20% due 1/09/01                                                                                  274,610
           125,000    6.33% due 2/12/01                                                                                  124,093

FEDERAL HOME LOAN BANK DISCOUNT NOTES
           125,000    6.38% due 1/17/01                                                                                  124,651
           235,000    6.32% due 2/09/01                                                                                  233,391

FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES
           260,000    4.425% due 1/09/01                                                                                 259,629
           195,000    5.30% due 2/06/01                                                                                  193,777

FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES
            15,000    6.44% due 1/10/01                                                                                   14,976
           128,000    6.40% due 1/17/01                                                                                  127,640
           100,000    6.50% due 1/19/01                                                                                   99,675
            75,000    6.26% due 3/01/01                                                                                   74,230
           116,000    6.35% due 11/23/01                                                                                 115,992

TOTAL U.S. GOVERNMENT SPONSORED                                                                                        1,642,664
(Cost $1,642,664)


REPURCHASE AGREEMENT-- 0.20%
$            4,000    State Street Bank and Trust Co.,
                           3.50% due 1/02/01
                           (Collateralized by U.S.
                           Treasury Bills, 10.625%
                           due 8/15/15 with a
                           value of $7,778)                                                                                4,000
(Cost $4,000)

TOTAL INVESTMENTS-- 99.76%                                                                                             1,994,990
(Cost $1,994,990)

Other assets less liabilities-- 0.24%                                                                                      4,716

TOTAL NET ASSETS-- 100.00%                                                                                             1,999,706

For federal income tax purposes, the identified cost of investments owned at December 31, 2000 was $1,994,990.

See accompanying Notes to Financial Statements.


Statements of Assets and Liabilities
December 31, 2000
                                                                                    Large Cap         Large Cap        Mid Cap
                                                                                      Value            Growth          Equity

ASSETS:
   Investments, at cost                                                         $    2,897,085   $    4,959,944    $    2,823,536
   Investments, at value                                                        $    3,086,184   $    5,656,732    $    3,306,650
   Repurchase Agreement                                                                400,000               --           232,000
   Cash                                                                                  1,631          193,854               480
   Dividends receivable                                                                  3,174            1,556             3,542
   Interest receivable                                                                      --               --                18
   Unrealized appreciation on forward
      foreign currency contracts                                                            --               --                --
   Receivables for investments sold                                                     18,201               --            44,507
   Receivables for fund shares sold                                                      3,286            5,315             3,289
   Other receivables                                                                        --               --                --
             Total assets                                                            3,512,476        5,857,457         3,590,486

LIABILITIES AND NET ASSETS:
   Cash overdraft                                                                           --               --                --
   Fees payable                                                                          2,634            4,448             2,481
   Options written                                                                          --               --                --
   Unrealized depreciation on forward
      foreign currency contracts                                                            --               --                --
   Payable for investments purchased                                                        --               --                --
             Total liabilities                                                           2,634            4,448             2,481
NET ASSETS                                                                      $    3,509,842   $    5,853,009      $  3,588,005

NET ASSETS CONSIST OF:
   Capital (capital stock and paid-in capital)                                  $    3,483,627   $    5,174,415    $    2,922,874
   Accumulated undistributed net investment income                                          --               --                --
   Accumulated net realized loss on sale
      of investments, foreign currency
      transactions and option contracts written                                       (562,884)         (18,194)          (49,983)
   Net unrealized appreciation (depreciation)
      in value of investments, forward foreign
      currency contracts, option contracts written
      and translation of assets and liabilities
      in foreign currency                                                              589,099          696,788           715,114
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                                     $    3,509,842   $    5,853,009    $    3,588,005
Capital shares, $.001 par value:
   Authorized                                                                      500,000,000      500,000,000       500,000,000
   Outstanding                                                                         348,686          391,740           289,573
NET ASSET VALUE PER SHARE                                                       $        10.07   $        14.94    $        12.39

See accompanying Notes to Financial Statements.


Statements of Assets and Liabilities
December 31, 2000
                                                                                    Small Cap          Growth
                                                                                     Equity           & Income        Balanced
ASSETS:
   Investments, at cost                                                         $    4,505,280   $    4,322,123    $    3,371,002
   Investments, at value                                                        $    3,652,567   $    5,427,719    $    3,220,724
   Repurchase Agreement                                                                550,000          195,000                --
   Cash                                                                                 64,087           58,009            63,389
   Dividends receivable                                                                    121            6,210             3,693
   Interest receivable                                                                     244               87            27,862
   Unrealized appreciation on forward
      foreign currency contracts                                                            --               --                --
   Receivables for investments sold                                                     67,262           12,182                --
   Receivables for fund shares sold                                                        402            1,315                --
   Other receivables                                                                        --               --                --
             Total assets                                                            4,334,683        5,700,522         3,315,668

LIABILITIES AND NET ASSETS:
   Cash overdraft                                                                           --               --                --
   Fees payable                                                                          3,465            4,068             2,369
   Options written                                                                          --               --                --
   Unrealized depreciation on forward
      foreign currency contracts                                                            --               --                --
   Payable for investments purchased                                                   246,655           73,145                --
             Total liabilities                                                         250,120           77,213             2,369
NET ASSETS                                                                      $    4,084,563      $ 5,623,309      $  3,313,299

NET ASSETS CONSIST OF:
   Capital (capital stock and paid-in capital)                                  $    4,464,665   $    4,364,134    $    3,464,101
   Accumulated undistributed net investment income                                          --               --                --
   Accumulated net realized loss on sale
      of investments, foreign currency
      transactions and option contracts written                                        (77,389)         (41,421)             (524)
   Net unrealized appreciation (depreciation)
      in value of investments, forward foreign
      currency contracts, option contracts written
      and translation of assets and liabilities
      in foreign currency                                                             (302,713)       1,300,596          (150,278)
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                                     $    4,084,563   $    5,623,309    $    3,313,299
Capital shares, $.001 par value:
   Authorized                                                                      500,000,000      500,000,000       500,000,000
   Outstanding                                                                         432,455          395,813           355,962
NET ASSET VALUE PER SHARE                                                       $         9.45   $        14.21    $         9.31

See accompanying Notes to Financial Statements.


Statements of Assets and Liabilities
December 31, 2000
                                                                                  Intermediate         Global           Money
                                                                                  Fixed Income      Fixed Income       Market
ASSETS:
   Investments, at cost                                                         $    3,163,071   $    5,950,189    $    1,994,990
   Investments, at value                                                        $    3,077,927   $    5,889,758    $    1,990,990
   Repurchase Agreement                                                                138,000          224,000             4,000
   Cash                                                                                    912               --               677
   Dividends receivable                                                                     --               --                --
   Interest receivable                                                                  36,566          102,052             4,821
   Unrealized appreciation on forward
      foreign currency contracts                                                            --           31,812                --
   Receivables for investments sold                                                         --           61,843                --
   Receivables for fund shares sold                                                         --               --                --
   Other receivables                                                                        --            7,533                --
             Total assets                                                            3,253,405        6,316,998         2,000,488

LIABILITIES AND NET ASSETS:
   Cash overdraft                                                                           --           50,995                --
   Fees payable                                                                          1,935            4,668               782
   Options written                                                                          --           24,109                --
   Unrealized depreciation on forward
      foreign currency contracts                                                            --          153,494                --
   Payable for investments purchased                                                    49,000              705                --
             Total liabilities                                                          50,935          233,971               782
NET ASSETS                                                                      $    3,202,470      $ 6,083,027      $  1,999,706

NET ASSETS CONSIST OF:
   Capital (capital stock and paid-in capital)                                  $    3,279,080   $    6,164,084    $    1,999,740
   Accumulated undistributed net investment income                                       4,143          107,116                --
   Accumulated net realized loss on sale
      of investments, foreign currency
      transactions and option contracts written                                       (133,609)        (221,588)              (34)
   Net unrealized appreciation (depreciation)
      in value of investments, forward foreign
      currency contracts, option contracts written
      and translation of assets and liabilities
      in foreign currency                                                               52,856           33,415                --
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                                     $    3,202,470   $    6,083,027    $    1,999,706
Capital shares, $.001 par value:
   Authorized                                                                      500,000,000      500,000,000       500,000,000
   Outstanding                                                                         328,755          677,181         1,999,740
NET ASSET VALUE PER SHARE                                                       $         9.74   $         8.98    $         1.00

See accompanying Notes to Financial Statements.


Statements of Operations
For the Year Ended December 31, 2000
                                                                                    Large Cap         Large Cap        Mid Cap
                                                                                      Value            Growth          Equity
INVESTMENT INCOME:
Income:
      Dividends                                                                 $       70,789   $       18,054    $       30,688
      Interest                                                                           7,927           10,016             3,183
      Foreign tax withheld                                                                (863)            (150)              (18)
                                                                                        77,853           27,920            33,853

EXPENSES (NOTE 2):
      Management fees                                                                   24,707           48,667            25,013
      Custody and accounting fees                                                        1,215            2,392            16,510
      Professional fees                                                                 10,452           10,453            10,453
      Directors' fees                                                                    5,769            5,769             5,769
      Contractholder reports                                                               698              698               698
      Other expenses                                                                     2,089            2,199             1,415
         Total expenses before reimbursement                                            44,930           70,178            59,858
         Less: expense reimbursement                                                   (17,135)         (15,429)          (31,718)
         Net expenses                                                                   27,795           54,749            28,140
         Net investment income (loss)                                                   50,058          (26,829)            5,713

NET REALIZED AND  UNREALIZED  GAIN (LOSS) ON  INVESTMENTS,  OPTIONS  WRITTEN AND
FOREIGN CURRENCY TRANSACTIONS:
      Realized gain (loss) from:
         Investment transactions                                                      (489,414)         172,860           368,769
         Foreign currency transactions                                                      --               --                --
         Option contracts written                                                           --               --                --
             Net realized gain (loss) from investments,
               options written and foreign currency
               transactions                                                           (489,414)         172,860           368,769
      Change in net unrealized appreciation
         (depreciation) from:
         Investments                                                                   714,300       (1,089,169)          392,733
         Options written                                                                    --               --                --
         Translation of assets and liabilities
             in foreign currencies                                                          --               --                --
         Net unrealized appreciaton (depreciation)                                     714,300       (1,089,169)          392,733
             Net gain (loss) on investments, options
               written and foreign currency transactions                               224,886         (916,309)          761,502
             Increase (decrease) in net assets
               resulting from operations                                        $      274,944   $     (943,138)   $      767,215

See accompanying Notes to Financial Statements.


Statements of Operations
For the Year Ended December 31, 2000
                                                                                    Small Cap          Growth
                                                                                     Equity           & Income        Balanced
INVESTMENT INCOME:
Income:
      Dividends                                                                 $        2,755   $       80,026    $       43,562
      Interest                                                                          19,435           10,957            95,200
      Foreign tax withheld                                                                  --             (473)               --
                                                                                        22,190           90,510           138,762

EXPENSES (NOTE 2):
      Management fees                                                                   38,973           34,235            25,732
      Custody and accounting fees                                                        1,614            1,683             3,620
      Professional fees                                                                 10,453           10,453            10,453
      Directors' fees                                                                    5,769            5,769             5,769
      Contractholder reports                                                               698              698               698
      Other expenses                                                                     2,176            2,206             2,306
         Total expenses before reimbursement                                            59,683           55,044            48,578
         Less: expense reimbursement                                                   (16,608)         (16,529)          (19,630)
         Net expenses                                                                   43,075           38,515            28,948
         Net investment income (loss)                                                  (20,885)          51,995           109,814

NET REALIZED AND  UNREALIZED  GAIN (LOSS) ON  INVESTMENTS,  OPTIONS  WRITTEN AND
FOREIGN CURRENCY TRANSACTIONS:
      Realized gain (loss) from:
         Investment transactions                                                       989,571          (36,755)           59,360
         Foreign currency transactions                                                      --               --                --
         Option contracts written                                                           --               --                --
             Net realized gain (loss) from investments,
               options written and foreign currency
               transactions                                                            989,571          (36,755)           59,360
      Change in net unrealized appreciation
         (depreciation) from:
         Investments                                                                (1,234,215)         728,523            79,718
         Options written                                                                    --               --                --
         Translation of assets and liabilities
             in foreign currencies                                                          --               --                --
         Net unrealized appreciaton (depreciation)                                  (1,234,215)         728,523            79,718
             Net gain (loss) on investments, options
               written and foreign currency transactions                              (244,644)         691,768           139,078
             Increase (decrease) in net assets
               resulting from operations                                        $     (265,529)  $      743,763    $      248,892

See accompanying Notes to Financial Statements.


Statements of Operations
For the Year Ended December 31, 2000
                                                                                  Intermediate         Global           Money
                                                                                  Fixed Income      Fixed Income       Market
INVESTMENT INCOME:
Income:
      Dividends                                                                 $        1,313   $        1,313    $           --
      Interest                                                                         189,251          322,602           115,202
      Foreign tax withheld                                                                  --              (53)               --
                                                                                       190,564          323,862           115,202

EXPENSES (NOTE 2):
      Management fees                                                                   15,994           42,925             7,419
      Custody and accounting fees                                                       22,409           41,801             4,640
      Professional fees                                                                 10,453           10,453            10,453
      Directors' fees                                                                    5,769            5,769             5,769
      Contractholder reports                                                               698              698               698
      Other expenses                                                                     2,042            3,206             1,149
         Total expenses before reimbursement                                            57,365          104,852            30,128
         Less: expense reimbursement                                                   (36,039)         (47,615)          (20,855)
         Net expenses                                                                   21,326           57,237             9,273
         Net investment income (loss)                                                  169,238          266,625           105,929

NET REALIZED AND  UNREALIZED  GAIN (LOSS) ON  INVESTMENTS,  OPTIONS  WRITTEN AND
FOREIGN CURRENCY TRANSACTIONS:
      Realized gain (loss) from:
         Investment transactions                                                       (43,444)          65,664                 8
         Foreign currency transactions                                                      --           (2,431)               --
         Option contracts written                                                           --          (11,148)               --
             Net realized gain (loss) from investments,
               options written and foreign currency
               transactions                                                            (43,444)          52,085                 8
      Change in net unrealized appreciation
         (depreciation) from:
         Investments                                                                   157,668          373,513                --
         Options written                                                                    --           43,116                --
         Translation of assets and liabilities
             in foreign currencies                                                          --         (211,989)               --
         Net unrealized appreciaton (depreciation)                                     157,668          204,640                --
             Net gain (loss) on investments, options
               written and foreign currency transactions                               114,224          256,725                 8
             Increase (decrease) in net assets
               resulting from operations                                        $      283,462   $      523,350    $      105,937

See accompanying Notes to Financial Statements.


Statements of Changes in Net Assets
                                                                                                            Large Cap Value
                                                                                                   Year Ended           Year Ended
                                                                                                     12/31/00             12/31/99
OPERATIONS:
   Net investment income (loss)                                                                  $       50,058    $       71,117
   Net realized gain (loss) from investments,
      options written and foreign currency transactions                                                (489,414)           43,613
   Net unrealized appreciation (depreciation)
      on investments and translation of
      assets and liabilities in foreign currencies                                                      714,300          (107,418 )
         Net increase (decrease) in net assets
             resulting from operations                                                                  274,944             7,312
DISTRIBUTIONS TO CONTRACTHOLDERS:
   Net investment income                                                                                (50,058)          (70,858)
   Net realized gain from investment transactions                                                            --          (106,447)
   Tax return of capital                                                                                 (1,398)               --
   In excess of realized capital gains                                                                       --                --
         Total distributions to contractholders                                                         (51,456)         (177,305)

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                                                          252,411           339,750
   Reinvested distributions                                                                              51,456           177,305
                                                                                                        303,867           517,055
   Shares repurchased                                                                                  (210,235)         (380,023)
         Net increase from capital share transactions                                                    93,632           137,032
             Net increase (decrease) in net assets                                                      317,120           (32,961)

NET ASSETS:
   Beginning of year                                                                                  3,192,722         3,225,683
   End of year                                                                                   $    3,509,842    $    3,192,722
   Undistributed net investment income at end of year                                            $           --    $           --
   Fund share transactions:
      Shares sold                                                                                        26,661            32,458
      Reinvested distributions                                                                            5,327            19,024
                                                                                                         31,988            51,482
      Shares repurchased                                                                                (22,957)          (38,400)
         Net increase in fund shares                                                                      9,031            13,082

See accompanying Notes to Financial Statements.


Statements of Changes in Net Assets
                                                                                                           Large Cap Growth
                                                                                                     Year Ended        Year Ended
                                                                                                     12/31/00           12/31/99


OPERATIONS:
   Net investment income (loss)                                                                  $      (26,829)   $       (8,337)
   Net realized gain (loss) from investments,
      options written and foreign currency transactions                                                 172,860           243,944
   Net unrealized appreciation (depreciation)
      on investments and translation of
      assets and liabilities in foreign currencies                                                   (1,089,169)          961,190
         Net increase (decrease) in net assets
             resulting from operations                                                                 (943,138)        1,196,797
DISTRIBUTIONS TO CONTRACTHOLDERS:
   Net investment income                                                                                     --                --
   Net realized gain from investment transactions                                                      (290,846)               --
   Tax return of capital                                                                                (27,970)               --
   In excess of realized capital gains                                                                       --                --
         Total distributions to contractholders                                                        (318,816)               --

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                                                        2,418,759           691,561
   Reinvested distributions                                                                             318,817                --
                                                                                                      2,737,576           691,561
   Shares repurchased                                                                                  (230,728)         (273,386)
         Net increase from capital share transactions                                                 2,506,848           418,175
             Net increase (decrease) in net assets                                                    1,244,894         1,614,972

NET ASSETS:
   Beginning of year                                                                                  4,608,115         2,993,143
   End of year                                                                                   $    5,853,009    $    4,608,115
   Undistributed net investment income at end of year                                            $           --    $           --
   Fund share transactions:
      Shares sold                                                                                       126,618            46,743
      Reinvested distributions                                                                           22,595                --
                                                                                                        149,213            46,743
      Shares repurchased                                                                                (12,990)          (16,078)
         Net increase in fund shares                                                                    136,223            30,665

See accompanying Notes to Financial Statements.


Statements of Changes in Net Assets
                                                                                                             Mid Cap Equity
                                                                                                     Year Ended       Year Ended
                                                                                                      12/31/00         12/31/99


OPERATIONS:
   Net investment income (loss)                                                                  $        5,713    $        9,510
   Net realized gain (loss) from investments,
      options written and foreign currency transactions                                                 368,769            41,765
   Net unrealized appreciation (depreciation)
      on investments and translation of
      assets and liabilities in foreign currencies                                                      392,733            16,246
         Net increase (decrease) in net assets
             resulting from operations                                                                  767,215            67,521
DISTRIBUTIONS TO CONTRACTHOLDERS:
   Net investment income                                                                                 (4,990)           (6,561)
   Net realized gain from investment transactions                                                      (386,769)           (8,020)
   Tax return of capital                                                                                (55,883)              --
   In excess of realized capital gains                                                                  (29,453)              --
         Total distributions to contractholders                                                        (459,095)          (14,581)

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                                                          194,511           240,982
   Reinvested distributions                                                                             459,095            14,581
                                                                                                        653,606           255,563
   Shares repurchased                                                                                  (135,488)          (14,350)
         Net increase from capital share transactions                                                   518,118           241,213
             Net increase (decrease) in net assets                                                      826,238           294,153

NET ASSETS:
   Beginning of year                                                                                  2,761,767         2,467,614
   End of year                                                                                   $    3,588,005    $    2,761,767
   Undistributed net investment income at end of year                                            $           --    $        4,957
   Fund share transactions:
      Shares sold                                                                                        16,375            22,359
      Reinvested distributions                                                                           39,306             1,304
                                                                                                         55,681            23,663
      Shares repurchased                                                                                (10,428)           (1,357)
         Net increase in fund shares                                                                     45,253            22,306

See accompanying Notes to Financial Statements.


Statements of Changes in Net Assets
                                                                                                          Small Cap Equity
                                                                                                    Year Ended        Year Ended
                                                                                                     12/31/00          12/31/99
OPERATIONS:
   Net investment income (loss)                                                                  $      (20,885)  $       (12,679)
   Net realized gain (loss) from investments,
      options written and foreign currency transactions                                                 989,571           500,893
   Net unrealized appreciation (depreciation)
      on investments and translation of
      assets and liabilities in foreign currencies                                                   (1,234,215)          713,163
         Net increase (decrease) in net assets
             resulting from operations                                                                 (265,529)        1,201,377
DISTRIBUTIONS TO CONTRACTHOLDERS:
   Net investment income                                                                                     --                --
   Net realized gain from investment transactions                                                      (967,804)               --
   Tax return of capital                                                                                     --                --
   In excess of realized capital gains                                                                       --                --
         Total distributions to contractholders                                                        (967,804)               --

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                                                        1,370,310           220,277
   Reinvested distributions                                                                             967,804                --
                                                                                                      2,338,114           220,277
   Shares repurchased                                                                                  (211,863)          (16,292)
         Net increase from capital share transactions                                                 2,126,251           203,985
             Net increase (decrease) in net assets                                                      892,918         1,405,362

NET ASSETS:
   Beginning of year                                                                                  3,191,645         1,786,283
   End of year                                                                                   $    4,084,563    $    3,191,645
   Undistributed net investment income at end of year                                            $           --    $           --
   Fund share transactions:
      Shares sold                                                                                        93,135            23,943
      Reinvested distributions                                                                          113,993                --
                                                                                                        207,128            23,943
      Shares repurchased                                                                                (16,499)           (1,642)
         Net increase in fund shares                                                                    190,629            22,301

See accompanying Notes to Financial Statements.


Statements of Changes in Net Assets
                                                                                                          Growth & Income
                                                                                                    Year Ended       Year Ended
                                                                                                     12/31/00         12/31/99
OPERATIONS:
   Net investment income                                                                         $       51,995    $       28,837
   Net realized gain (loss) from investments,
      options written and foreign currency transactions                                                 (36,755)          295,605
   Net unrealized appreciation (depreciation)
      on investments and translation of
      assets and liabilities in foreign currencies                                                      728,523           157,639
         Net increase (decrease) in net assets
             resulting from operations                                                                  743,763           482,081
DISTRIBUTIONS TO CONTRACTHOLDERS:
   Net investment income                                                                                (53,304)          (29,168)
   Net realized gain from investment transactions                                                        (7,581)         (179,051)
   Tax return of capital                                                                                (64,990)               --
   In excess of realized capital gains                                                                  (41,651)               --
         Total distributions to contractholders                                                        (167,526)         (208,219)

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                                                        1,352,365           410,275
   Reinvested distributions                                                                             167,526           208,219
                                                                                                      1,519,891           618,494
   Shares repurchased                                                                                  (106,341)          (24,163)
         Net increase from capital share transactions                                                 1,413,550           594,331
             Net increase in net assets                                                               1,989,787           868,193
NET ASSETS:
   Beginning of year                                                                                  3,633,522         2,765,329
   End of year                                                                                   $    5,623,309    $    3,633,522
   Undistributed (overdistributed) net investment
      income at end of year                                                                      $           --    $        1,539
   Fund share transactions:
      Shares sold                                                                                       104,976            32,130
      Reinvested distributions                                                                           12,354            16,631
                                                                                                        117,330            48,761
      Shares repurchased                                                                                 (8,212)           (1,902)
         Net increase in fund shares                                                                    109,118            46,859

See accompanying Notes to Financial Statements.


Statements of Changes in Net Assets
                                                                                                               Balanced
                                                                                                     Year Ended        Year Ended
                                                                                                      12/31/00          12/31/99
OPERATIONS:
   Net investment income                                                                         $      109,814    $      139,631
   Net realized gain (loss) from investments,
      options written and foreign currency transactions                                                  59,360            (1,822)
   Net unrealized appreciation (depreciation)
      on investments and translation of
      assets and liabilities in foreign currencies                                                       79,718            83,757
         Net increase (decrease) in net assets
             resulting from operations                                                                  248,892           221,566
DISTRIBUTIONS TO CONTRACTHOLDERS:
   Net investment income                                                                               (109,814)         (139,144)
   Net realized gain from investment transactions                                                       (43,388)          (23,809)
   Tax return of capital                                                                                (18,487)               --
   In excess of realized capital gains                                                                       --                --
         Total distributions to contractholders                                                        (171,689)         (162,953)

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                                                          130,258           258,313
   Reinvested distributions                                                                             171,691           162,953
                                                                                                        301,949           421,266
   Shares repurchased                                                                                   (36,492)         (152,797)
         Net increase from capital share transactions                                                   265,457           268,469
             Net increase in net assets                                                                 342,660           327,082
NET ASSETS:
   Beginning of year                                                                                  2,970,639         2,643,557
   End of year                                                                                   $    3,313,299    $    2,970,639
   Undistributed (overdistributed) net investment
      income at end of year                                                                      $           --    $           --
   Fund share transactions:
      Shares sold                                                                                        13,219            27,668
      Reinvested distributions                                                                           19,313            18,006
                                                                                                         32,532            45,674
      Shares repurchased                                                                                 (3,784)          (16,248)
         Net increase in fund shares                                                                     28,748            29,426

See accompanying Notes to Financial Statements.


Statements of Changes in Net Assets
                                                                                                     Intermediate Fixed Income
                                                                                                   Year Ended          Year Ended
                                                                                                    12/31/00            12/31/99
OPERATIONS:
   Net investment income                                                                         $      169,238    $      152,801
   Net realized gain (loss) from investments,
      options written and foreign currency transactions                                                 (43,444)          (89,948)
   Net unrealized appreciation (depreciation)
      on investments and translation of
      assets and liabilities in foreign currencies                                                      157,668           (68,697)
         Net increase (decrease) in net assets
             resulting from operations                                                                  283,462            (5,844)

DISTRIBUTIONS TO CONTRACTHOLDERS:
   Net investment income                                                                               (168,195)         (152,919)
   Net realized gain from investment transactions                                                            --           (14,064)
   Tax return of capital                                                                                     --                --
   In excess of realized capital gains                                                                       --                --
         Total distributions to contractholders                                                        (168,195)         (166,983)

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                                                          548,493           266,136
   Reinvested distributions                                                                             168,195           166,983
                                                                                                        716,688           433,119
   Shares repurchased                                                                                  (169,152)         (136,055)
         Net increase from capital share transactions                                                   547,536           297,064
             Net increase in net assets                                                                 662,803           124,237

NET ASSETS:
   Beginning of year                                                                                  2,539,667         2,415,430
   End of year                                                                                   $    3,202,470    $    2,539,667
   Undistributed (overdistributed) net investment
      income at end of year                                                                      $        4,143    $        3,100
   Fund share transactions:
      Shares sold                                                                                        55,562            26,735
      Reinvested distributions                                                                           17,251            17,955
                                                                                                         72,813            44,690
      Shares repurchased                                                                                (17,731)          (13,670)
         Net increase in fund shares                                                                     55,082            31,020

See accompanying Notes to Financial Statements.


Statements of Changes in Net Assets
                                                                                                          Global Fixed Income
                                                                                                    Year Ended          Year Ended
                                                                                                     12/31/00            12/31/99
OPERATIONS:
   Net investment income                                                                         $      266,625    $      285,559
   Net realized gain (loss) from investments,
      options written and foreign currency transactions                                                  52,085          (115,510)
   Net unrealized appreciation (depreciation)
      on investments and translation of
      assets and liabilities in foreign currencies                                                      204,640          (184,434)
         Net increase (decrease) in net assets
             resulting from operations                                                                  523,350           (14,385)

DISTRIBUTIONS TO CONTRACTHOLDERS:
   Net investment income                                                                               (276,804)         (381,181)
   Net realized gain from investment transactions                                                            --                --
   Tax return of capital                                                                               (372,052)               --
   In excess of realized capital gains                                                                  (14,674)               --
         Total distributions to contractholders                                                        (663,530)         (381,181)

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                                                           52,981            50,185
   Reinvested distributions                                                                             663,530           381,181
                                                                                                        716,511           431,366
   Shares repurchased                                                                                    (9,287)           (2,433)
         Net increase from capital share transactions                                                   707,224           428,933
             Net increase in net assets                                                                 567,044            33,367

NET ASSETS:
   Beginning of year                                                                                  5,515,983         5,482,616
   End of year                                                                                   $    6,083,027    $    5,515,983
   Undistributed (overdistributed) net investment
      income at end of year                                                                      $      107,116    $      (60,134)
   Fund share transactions:
      Shares sold                                                                                         5,546             5,070
      Reinvested distributions                                                                           73,972            41,343
                                                                                                         79,518            46,413
      Shares repurchased                                                                                   (962)             (247)
         Net increase in fund shares                                                                     78,556            46,166

See accompanying Notes to Financial Statements.


Statements of Changes in Net Assets
                                                                                                            Money Market
                                                                                                   Year Ended         Year Ended
                                                                                                    12/31/00           12/31/99
OPERATIONS:
   Net investment income                                                                         $      105,929    $       56,928
   Net realized gain (loss) from investments,
      options written and foreign currency transactions                                                       8               (42)
   Net unrealized appreciation (depreciation)
      on investments and translation of
      assets and liabilities in foreign currencies                                                           --                --
         Net increase (decrease) in net assets
             resulting from operations                                                                  105,937            56,886

DISTRIBUTIONS TO CONTRACTHOLDERS:
   Net investment income                                                                               (105,929)          (56,928)
   Net realized gain from investment transactions                                                            --                --
   Tax return of capital                                                                                     --                --
   In excess of realized capital gains                                                                       --                --
         Total distributions to contractholders                                                        (105,929)          (56,928)

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                                                        7,462,985         2,417,415
   Reinvested distributions                                                                             101,249            56,748
                                                                                                      7,564,234         2,474,163
   Shares repurchased                                                                                (7,165,695)       (2,143,409)
         Net increase from capital share transactions                                                   398,539           330,754
             Net increase in net assets                                                                 398,547           330,712

NET ASSETS:
   Beginning of year                                                                                  1,601,159         1,270,447
   End of year                                                                                   $    1,999,706    $    1,601,159
   Undistributed (overdistributed) net investment
      income at end of year                                                                      $           --    $           --
   Fund share transactions:
      Shares sold                                                                                     7,462,985         2,417,415
      Reinvested distributions                                                                          101,249            56,748
                                                                                                      7,564,234         2,474,163
      Shares repurchased                                                                             (7,165,695)       (2,143,409)
         Net increase in fund shares                                                                    398,539           330,754

See accompanying Notes to Financial Statements.


Notes to Financial Statements

1. SIGNIFICANT ACCOUNTING POLICIES:

Investors Mark Series Fund (the Fund) is registered under the Investment Company Act of 1940 (as amended) as a diversified open-end management investment company of the series type. The Fund is required to account for the assets of each series separately and to allocate general liabilities of the Fund to each series based upon the net asset value of each series. Shares of the Fund are distributed to a variable annuity separate account of Business Men's Assurance Company of America. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. INVESTMENT VALUATION -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last quoted sales price; securities for which there were no sales reported are valued at the mean between the bid and ask prices; exchange listed options are valued at the last sales price; bonds and other securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the Board of Directors. Securities with maturities of 60 days or less when acquired or subsequently within 60 days of maturity are valued at amortized cost, which approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investment in foreign securities may involve risks not present in domestic investments. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities in the Money Market Portfolio are valued at amortized cost, which approximates market value.

B. OPTIONS -- When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon exercise of the option.

Purchased options are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized, to the extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

C. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities expressed in foreign currencies are converted into U.S. dollars based on current exchange rates at the end of the period. Purchases and sales of investments in securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The Portfolios of the Fund do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

D. FORWARD FOREIGN CURRENCY CONTRACTS -- The Global Fixed Income Portfolio may enter into forward foreign currency contracts as a way of managing foreign exchange rate risk. The portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. These contracts may also be used to hedge the U.S. dollar value of securities owned which are denominated in foreign currencies.

Forward foreign currency contracts are valued each day at the close of the New York Stock Exchange at the forward rate, and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss equal to the difference between the value of the contract at the time it was opened and closed is recorded.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. These contracts involve market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amount in U.S. dollars reflects the total exposure the portfolio has in that particular currency contract. In addition, there could be exposure to risks (limited to the amount of unrealized gains) if the counterparties to the contracts are unable to meet the terms of their contracts.

E. REPURCHASE AGREEMENTS -- The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

F. EXPENSE LIMITATIONS -- Investors Mark Advisor, LLC. (the Advisor), has voluntarily agreed to pay certain operating expenses in an amount that limits the total operating expenses of the portfolios to an annual rate of .50% of average daily net assets for the Money Market Portfolio; .80% of average daily net assets for the Intermediate Fixed Income Portfolio; .90% of the average daily net assets for Mid Cap Equity, Large Cap Value, Large Cap Growth, Growth & Income and Balanced Portfolios; 1.00% of average daily net assets for the Global Fixed Income Portfolio and 1.05% of average daily net assets for the Small Cap Equity Portfolio. This expense limitation may be modified or terminated at the discretion of the Advisor at any time without notice to contractholders. The Advisor may be reimbursed by the Portfolios for such expenses at a later date. This may be done only if such reimbursement does not cause a Portfolio's expenses to exceed the expense cap percentage shown above.

G. DISTRIBUTIONS TO CONTRACTHOLDERS -- Distributions to contractholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences are primarily due to differing treatments for expiration of net operating losses and recharacterization of foreign currency gains and losses. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

On the Statements of Assets and Liabilities the following  adjustments were made for permanent tax adjustments:
                                 Accumulated                Undistributed
                                Net Realized                Net Investment                 Paid In
Portfolio                        Gain (Loss)                    Income                     Capital
Large Cap Value                   $     --                  $    1,398                  $  (1,398)
Large Cap Growth                     1,141                      26,829                    (27,970)
Mid Cap Equity                      61,563                      (5,680)                   (55,883)
Small Cap Equity                   (20,885)                     20,885                         --
Growth & Income                     65,219                        (230)                   (64,989)
Balanced                            17,209                        1,279                   (18,488)
Global Fixed Income               (192,105)                    564,157                   (372,052)

H. FEDERAL INCOME TAXES -- The Fund complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and therefore, no provision for federal or state tax is required. For the year ended December 31, 2000 for federal income tax purposes, the Large Cap Growth, Mid Cap Equity, Small Cap Equity and Growth & Income Portfolios have designated capital gain dividends of $318,817, $84,333, $390,295 and $79,955, respectively.

As of December 31, 2000, the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains are as follows:

                                                                                   Capital Loss
Portfolio                                                                          Carryforwards                Expires
Large Cap Value                                                                     $    385,291                  2008
Growth & Income                                                                           19,566                  2008
Intermediate Fixed Income                                                                 62,906                  2007
                                                                                          70,440                  2008
Global Fixed Income                                                                       28,625                  2007
                                                                                         184,659                  2008
Money Market                                                                                  34                  2007

For the year ended December 31, 2000 for corporate contractholders, the following percentages of ordinary income distributions qualify for the corporate dividends received deduction:

Portfolio                                                                           Percentage
Large Cap Value                                                                         100%
Large Cap Growth                                                                         18%
Mid Cap Equity                                                                            8%
Growth & Income                                                                         100%
Balanced                                                                                 28%
Intermediate Fixed Income                                                                 1%

I. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to contractholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on the identified cost basis.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000 and will require investment companies to amortize premiums and discounts on fixed income securities. The portfolios of the Fund currently do not amortize premiums on fixed income securities. Upon adoption, the portfolios will be required to record a cumulative effect adjustment to reflect the amortization of premiums. The adjustment will reduce net investment income and increase unrealized appreciation on securities and therefore will not impact total net assets. At this time, the Fund has not completed its analysis of the impact of this accounting change.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

2. ADVISORY FEES

Advisory fees are paid to the Advisor based on an annual percentage of average daily net assets. Listed below are advisory fees as a percentage of average daily net assets.

Portfolio                                                                % of Net Assets
Large Cap Value                                                               0.80%
Large Cap Growth                                                              0.80%
Mid Cap Equity                                                                0.80%
Small Cap Equity                                                              0.95%
Growth & Income                                                               0.80%
Balanced                                                                      0.80%
Intermediate Fixed Income                                                     0.60%
Global Fixed Income                                                           0.75%
Money Market                                                                  0.40%

3. INVESTMENT TRANSACTIONS

Investment  transactions  for the  year  ended  December  31,  2000,  (excluding maturities of short-term  commercial  notes and  repurchase  agreements)  are as follows:
                                                                         Proceeds
Portfolio                                         Purchases             From Sales
Large Cap Value                                   $    802,571         $  1,328,472
Large Cap Growth                                     6,834,756            4,757,115
Mid Cap Equity                                       3,645,801           3,815,875
Small Cap Equity                                     6,627,163           5,713,005
Growth & Income                                      3,082,026            1,851,379
Balanced                                             2,020,224           1,885,209
Intermediate Fixed Income                            4,405,424            3,785,466
Global Fixed Income                                 12,665,544          11,634,691



4. OPTIONS WRITTEN
The following options written were outstanding for the Global Fixed Income Portfolio as of December 31, 2000:

PUT OPTIONS WRITTEN
                                                                              Expiration     Exercise      Number of      Market
Issuer/Currency                                                                  Date          Price       Contracts      Value
Australian Dollar                                                                 Jan-01        0.614           550      $    --
Mexican Peso                                                                      Apr-01        9.250           200           25
Mexican Peso                                                                     Apr -01        9.500           400          505
South African Rand                                                                Mar-01        7.056           222           48
United States Treasury                                                            Feb-01      100.000         1,000           --
United States Treasury                                                            Mar-01       95.160         1,000           --
United States Treasury                                                            Apr-01       98.218         1,000          203
Total put options outstanding
  (premiums received, $4,809)                                                                                            $   781

CALL OPTIONS WRITTEN
                                                                                Expiration   Exercise      Number of      Market
Issuer/Currency                                                                    Date        Price       Contracts      Value

Argentine Peso                                                                    Nov-01        1.150           435      $   978
Australian Dollar                                                                 Jan-01        0.563           550        1,173
Japanese Yen                                                                      Jan-01      112.150           850        1,997
South African Rand                                                                Mar-01        8.058           222          211
United States Treasury                                                            Jan-01      100.468           500        2,569
United States Treasury                                                            Jan-01      103.760         1,000        1,187
United States Treasury                                                            Jan-01      113.920         1,200          247
United States Treasury                                                            Feb-01      100.031           500        2,758
United States Treasury                                                            Feb-01      104.170         1,000        5,129
United States Treasury                                                            Feb-01      106.050         1,000        3,563
United States Treasury                                                            Mar-01      106.080         1,000        3,516
Total call options outstanding
  (premiums received, $7,758)                                                                                            $23,328

Transactions  in options  written for the Global Fixed Income  Portfolio for the year ended December 31, 2000, were as follows:
                                                                                             Number Of     Premium
                                                                                             Contracts     Amount
PUT OPTIONS WRITTEN
Balance at December 31, 1999                                                                  214,977     $   60,008
Opened                                                                                         15,693         22,092
Expired                                                                                        (5,681)        (8,274)
Closed                                                                                       (220,617)       (69,017)
Balance at December 31, 2000                                                                    4,372     $    4,809
CALL OPTIONS WRITTEN
Balance at December 31, 1999                                                                    8,924     $    8,594
Opened                                                                                         25,857         18,309
Expired                                                                                        (5,075)        (5,462)
Closed                                                                                        (21,449)       (13,683)
Balance at December 31, 2000                                                                    8,257     $     7,758

5. FORWARD FOREIGN CURRENCY CONTRACTS
Following is a summary of forward foreign currency contracts that were outstanding at December 31, 2000 for the Global Fixed Income Portfolio:

CONTRACTS TO SELL CURRENCY:

                                                                       Foreign           Amount    U.S.$
                                                                      Currency            To Be    Value    Net Unrealized
                                           Settlement                   To Be        Received in   As of     Appreciation
                                              Date                    Delivered          U.S.$    12/31/00  (Depreciation)
Argentine Peso                                4/17/02                     36,719      $  33,586  $  36,777     $ (3,191)
Canadian Dollar                               3/21/01                    260,000        171,244    173,692       (2,448)
Danish Krone                                  3/21/01                  1,480,000        176,706    187,211      (10,505)
Euro                                      2/9/01-8/22/01               1,620,688      1,429,304  1,531,571     (102,267)
British Pound                                 3/21/01                    373,000        541,044    558,493      (17,449)
Hong Kong Dollar                              8/13/01                    439,578         55,585     56,481         (896)
Japanese Yen                              2/20/01-5/17/01            128,670,000      1,163,456  1,137,794       25,662
New Zealand Dollar                            3/21/01                    370,000        155,955    164,095       (8,140)
Poland Zlotty                             1/16/01-8/3/01                 140,611         28,231     32,836       (4,605)
Swedish Krona                                 3/21/01                  1,640,000        171,011    175,004       (3,993)
Singapore Dollar                              3/21/01                    135,000         78,443     78,397           46
                                                                                     $4,004,565 $4,132,351    $(127,786)

CONTRACTS TO BUY CURRENCY:


                                                                        Foreign        Amount    U.S. $
                                                                       Currency         To Be    Value     Net Unrealized
                                           Settlement                    To Be        Paid in    As of      Appreciation
                                              Date                     Received        U.S. $   12/31/00   (Depreciation)

Argentine Peso                                4/17/02                     34,093      $31,319   $ 34,148      $ 2,829
British Pound                                 3/21/01                     10,000       14,731     14,973          242
Euro                                      3/26/01-8/22/01                 16,000       13,878     15,155        1,277
Hungary Forint                                2/9/01                   2,591,000        8,450      9,177          727
Poland Zlotty                                 8/3/01                      60,360       12,489     13,518        1,029
                                                                                      $80,867    $86,971      $ 6,104


Financial Highlights
Large Cap Value
                                                                                                                   For The Period
                                                                                            Years Ended             From 11/13/97
                                                                                           December 31,            (Commencement)
                                                                                2000           1999          1998     To 12/31/97
Condensed data for a share of capital stock outstanding throughout each period.
Net asset value, beginning of period                                        $        9.40   $    9.88   $       9.69  $    10.00
  Income from investment operations:
   Net investment income (loss)                                                      0.15        0.22           0.13        0.02
   Net gains (losses) on securities
      (both realized and unrealized)                                                 0.67       (0.15)         0.35        (0.31)
Total income (loss) from investment operations                                       0.82        0.07           0.48       (0.29)

Less distributions:
   Dividends from net investment income                                             (0.15)      (0.22)        (0.14)      (0.02)
   Distributions from realized capital gains                                           --       (0.33)        (0.15)          --
   Tax return of capital                                                               -- (c)      --            --           --
   In excess of realized capital gains                                                 --          --             --          --
  Total distributions                                                               (0.15)      (0.55)        (0.29)      (0.02)
Net asset value, end of period                                              $       10.07   $    9.40   $       9.88  $     9.69
Total return(a)                                                                      8.79%       0.79%         5.03%      (2.86%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)                                    $       3,510   $   3,193   $      3,226  $    2,444
Ratio of expenses to average net assets(b)                                           0.90%       0.90%         0.90%       0.90%
Ratio of net investment income (loss)
   to average net assets(b)                                                          1.61%       2.00%         1.44%       2.21%
Ratio of expenses to average net assets before
   voluntary expense reimbursement(b)                                                1.45%       1.49%         1.55%       2.78%
Ratio of net investment income (loss)
   to average net assets before voluntary
   expense reimbursement(b)                                                          1.06%       1.41%         0.79%       0.33 %
Portfolio turnover rate                                                                26%         23%           18%         --

(a)Total return not annualized for periods less than one full year
(b)Annualized for periods less than one full year
(c)Less than $.01 per share

See accompanying Notes to Financial Statements.


Financial Highlights
Large Cap Growth
                                                                                                                   For The Period
                                                                                            Years Ended             From 11/13/97
                                                                                           December 31,            (Commencement)
                                                                                2000          1999          1998     To 12/31/97
Condensed data for a share of capital stock outstanding throughout each period.
Net asset value, beginning of period                                        $       18.03   $   13.31   $      10.71  $    10.00
  Income from investment operations:
   Net investment income (loss)                                                     (0.07)      (0.03)           --          --
   Net gains (losses) on securities
      (both realized and unrealized)                                                (2.15)       4.75           2.61        0.71
Total income (loss) from investment operations                                      (2.22)       4.72           2.61        0.71

Less distributions:
   Dividends from net investment income                                                --          --          (0.01)         --
   Distributions from realized capital gains                                        (0.79)         --             --          --
   Tax return of capital                                                            (0.08)         --             --          --
   In excess of realized capital gains                                                 --          --             --          --
  Total distributions                                                               (0.87)         --          (0.01)         --
Net asset value, end of period                                              $       14.94    $  18.03   $      13.31  $    10.71
Total return(a)                                                                    (12.03%)     35.46%         24.35%       7.10%

Ratios/Supplemental Data
Net assets, end of period (in thousands)                                    $       5,853    $  4,608   $      2,993  $    2,157
Ratio of expenses to average net assets(b)                                           0.90%       0.90%          0.90%       0.90%
Ratio of net investment income (loss)
   to average net assets(b)                                                         (0.44%)     (0.23%)        (0.02%)      0.33%
Ratio of expenses to average net assets before
   voluntary expense reimbursement(b)                                                1.15%       1.49%          1.66%       3.19%
Ratio of net investment income (loss)
   to average net assets before voluntary
   expense reimbursement(b)                                                         (0.69%)     (0.82%)        (0.78%)     (1.96%)
Portfolio turnover rate                                                                78%         72%            49%         --

(a)Total return not annualized for periods less than one full year
(b)Annualized for periods less than one full year
(c)Less than $.01 per share

See accompanying Notes to Financial Statements.


Financial Highlights
Mid Cap Equity
                                                                                                                   For The Period
                                                                                            Years Ended             From 11/13/97
                                                                                           December 31,            (Commencement)
                                                                                2000           1999          1998     To 12/31/97
Condensed data for a share of capital stock outstanding throughout each period.
Net asset value, beginning of period                                        $       11.30   $   11.11   $      10.49  $    10.00
  Income from investment operations:
   Net investment income (loss)                                                      0.02        0.04           0.04        0.02
   Net gains (losses) on securities
      (both realized and unrealized)                                                 2.91        0.21           0.69        0.49
Total income (loss) from investment operations                                       2.93        0.25           0.73        0.51

Less distributions:
   Dividends from net investment income                                             (0.02)      (0.03)         (0.03)      (0.02)
   Distributions from realized capital gains                                        (1.48)      (0.03)         (0.08)         --
   Tax return of capital                                                            (0.22)        --              --          --
   In excess of realized capital gains                                              (0.12)        --              --          --
  Total distributions                                                               (1.84)      (0.06)         (0.11)      (0.02)
Net asset value, end of period                                              $       12.39   $   11.30   $      11.11  $    10.49
Total return(a)                                                                     26.92%       2.26%         7.03%        5.07%

Ratios/Supplemental Data
Net assets, end of period (in thousands)                                    $       3,588   $   2,762   $      2,468  $    2,119
Ratio of expenses to average net assets(b)                                           0.90%       0.90%          0.90%       0.90%
Ratio of net investment income (loss)
   to average net assets(b)                                                          0.18%       0.38%          0.38%       1.34%
Ratio of expenses to average net assets before
   voluntary expense reimbursement(b)                                                1.91%       2.33%          2.38%       3.40%
Ratio of net investment income (loss)
   to average net assets before voluntary
   expense reimbursement(b)                                                         (0.83%)     (1.05%)        (1.10%)     (1.16%)
Portfolio turnover rate                                                               120%         97%           166%         13%

(a)Total return not annualized for periods less than one full year
(b)Annualized for periods less than one full year
(c)Less than $.01 per share

See accompanying Notes to Financial Statements.


Financial Highlights
Small Cap Equity
                                                                                                                   For The Period
                                                                                            Years Ended             From 11/13/97
                                                                                           December 31,            (Commencement)
                                                                                2000          1999          1998     To 12/31/97
Condensed data for a share of capital stock outstanding throughout each period.
Net asset value, beginning of period                                        $       13.20   $    8.14   $       9.72  $    10.00
  Income from investment operations:
   Net investment income (loss)                                                     (0.05)      (0.05)         (0.05)         --
   Net gains (losses) on securities
      (both realized and unrealized)                                                (0.65)       5.11          (1.53)      (0.28)
Total income (loss) from investment operations                                      (0.70)       5.06          (1.58)      (0.28)

Less distributions:
   Dividends from net investment income                                                --          --             --          --
   Distributions from realized capital gains                                        (3.05)         --             --          --
   Tax return of capital                                                               --          --             --          --
   In excess of realized capital gains                                                 --          --             --          --
  Total distributions                                                               (3.05)         --             --          --
Net asset value, end of period                                              $        9.45   $   13.20   $       8.14  $     9.72
Total return(a)                                                                     (2.69%)     62.16%       (16.22%)      (2.80%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)                                    $       4,085   $   3,192   $      1,786  $    1,960
Ratio of expenses to average net assets(b)                                           1.05%       1.05%          1.05%       1.05%
Ratio of net investment income (loss)
   to average net assets(b)                                                         (0.51%)     (0.61%)        (0.52%)      0.29%
Ratio of expenses to average net assets before
   voluntary expense reimbursement(b)                                                1.45%       2.53%          2.29%       3.49 %
Ratio of net investment income (loss)
   to average net assets before voluntary
   expense reimbursement(b)                                                         (0.91%)     (2.09%)        (1.76%)     (2.15%)
Portfolio turnover rate                                                               140%        123%           132%          8%

(a)Total return not annualized for periods less than one full year
(b)Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


Financial Highlights
Growth & Income
                                                                                                                   For The Period
                                                                                            Years Ended             From 11/13/97
                                                                                           December 31,            (Commencement)
                                                                                2000          1999          1998     To 12/31/97
Condensed data for a share of capital stock outstanding throughout each period.
Net asset value, beginning of period                                        $       12.67   $   11.53   $      10.41  $    10.00
  Income from investment operations:
   Net investment income (loss)                                                      0.14        0.11           0.13        0.02
   Net gains (losses) on securities
      (both realized and unrealized)                                                 1.84        1.80           1.12        0.40
Total income (loss) from investment operations                                       1.98        1.91           1.25        0.42

Less distributions:
   Dividends from net investment income                                             (0.14)      (0.11)         (0.13)      (0.01)
   Distributions from realized capital gains                                        (0.02)      (0.66)            --          --
   Tax return of capital                                                            (0.17)         --             --          --
   In excess of realized capital gains                                              (0.11)         --             --          --
  Total distributions                                                               (0.44)      (0.77)         (0.13)      (0.01)
Net asset value, end of period                                              $       14.21   $   12.67   $      11.53  $    10.41
Total return(a)                                                                     15.79%      16.65%         12.03%       4.25%

Ratios/Supplemental Data
Net assets, end of period (in thousands)                                    $       5,623   $   3,634   $      2,765  $    2,101
Ratio of expenses to average net assets(b)                                           0.90%       0.90%          0.90%       0.90%
Ratio of net investment income (loss)
   to average net assets(b)                                                          1.21%       0.92%          1.23%       1.50%
Ratio of expenses to average net assets before
   voluntary expense reimbursement(b)                                                1.28%       1.67%          1.75%       3.19%
Ratio of net investment income (loss)
   to average net assets before voluntary
   expense reimbursement(b)                                                          0.83%       0.15%          0.38%      (0.79%)
Portfolio turnover rate                                                                43%         66%            76%         --

(a)Total return not annualized for periods less than one full year
(b)Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


Financial Highlights
Balanced
                                                                                                                   For The Period
                                                                                            Years Ended             From 11/13/97
                                                                                           December 31,            (Commencement)
                                                                                2000        1999          1998      To 12/31/97
Condensed data for a share of capital stock outstanding throughout each period.
Net asset value, beginning of period                                        $        9.08   $    8.88   $       9.96  $    10.00
  Income from investment operations:
   Net investment income (loss)                                                      0.33        0.45           0.47        0.06
   Net gains (losses) on securities
      (both realized and unrealized)                                                 0.41        0.28          (1.08)      (0.04)
Total income (loss) from investment operations                                       0.74        0.73          (0.61)       0.02

Less distributions:
   Dividends from net investment income                                             (0.33)      (0.45)         (0.47)      (0.06)
   Distributions from realized capital gains                                        (0.13)      (0.08)            --          --
   Tax return of capital                                                            (0.05)         --             --          --
   In excess of realized capital gains                                                 --          --             --          --
  Total distributions                                                               (0.51)      (0.53)         (0.47)      (0.06)
Net asset value, end of period                                              $        9.31   $    9.08   $       8.88  $     9.96
Total return(a)                                                                      8.42%       8.21%         (6.03%)      0.18%
Ratios/Supplemental Data
Net assets, end of period (in thousands)                                    $       3,313   $   2,971   $      2,644  $    2,518
Ratio of expenses to average net assets(b)                                           0.90%       0.90%          0.90%       0.90%
Ratio of net investment income (loss)
   to average net assets(b)                                                          3.39%       4.88%          5.00%       4.78%
Ratio of expenses to average net assets before
   voluntary expense reimbursement(b)                                                1.51%       1.72%          1.59%       2.78%
Ratio of net investment income (loss)
   to average net assets before voluntary
   expense reimbursement(b)                                                          2.78%       4.06%          4.31%       2.90%
Portfolio turnover rate                                                                59%         43%            73%         --

(a)Total return not annualized for periods less than one full year
(b)Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


Financial Highlights
Intermediate Fixed Income
                                                                                                                   For The Period
                                                                                            Years Ended             From 11/13/97
                                                                                           December 31,            (Commencement)
                                                                                2000        1999          1998      To 12/31/97
Condensed data for a share of capital stock outstanding throughout each period.
Net asset value, beginning of period                                        $        9.28   $    9.95   $      10.06  $    10.00
  Income from investment operations:
   Net investment income                                                             0.54        0.60           0.57        0.07
   Net gains (losses) on securities
      (both realized and unrealized)                                                 0.46       (0.62)         (0.05)       0.06
Total income (loss) from investment operations                                       1.00       (0.02)          0.52        0.13

Less distributions:
   Dividends from net investment income                                             (0.54)      (0.60)         (0.56)      (0.07)
   Distributions from realized capital gains                                           --       (0.05)         (0.07)         --
   Tax return of capital                                                               --          --             --          --
   In excess of realized capital gains                                                 --          --             --          --
  Total distributions                                                               (0.54)      (0.65)         (0.63)      (0.07)
Net asset value, end of period                                              $        9.74   $    9.28   $       9.95  $    10.06
Total return(a)                                                                     10.77%      (0.19%)         5.16%       1.27%

Ratios/Supplemental Data
Net assets, end of period (in thousands)                                    $       3,202   $   2,540   $      2,415  $    2,038
Ratio of expenses to average net assets(b)                                           0.80%       0.80%          0.80%       0.80%
Ratio of net investment income (loss)
   to average net assets(b)                                                          6.34%       6.01%          5.75%       5.40%
Ratio of expenses to average net assets before
   voluntary expense reimbursement(b)                                                2.15%       2.25%          1.97%       3.09%
Ratio of net investment income (loss)
   to average net assets before voluntary
   expense reimbursement(b)                                                          4.99%       4.56%          4.58%       3.11%
Portfolio turnover rate                                                               147%        147%           132%         39%

(a)Total return not annualized for periods less than one full year
(b)Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


Financial Highlights
Global Fixed Income
                                                                                                                   For The Period
                                                                                            Years Ended             From 11/13/97
                                                                                           December 31,            (Commencement)
                                                                                2000        1999          1998      To 12/31/97
Condensed data for a share of capital stock outstanding throughout each period.
Net asset value, beginning of period                                        $        9.21   $    9.92   $      10.09  $    10.00
  Income from investment operations:
   Net investment income                                                             0.53        0.51           0.84        0.09
   Net gains (losses) on securities
      (both realized and unrealized)                                                 0.34       (0.54)         (0.11)       0.08
Total income (loss) from investment operations                                       0.87       (0.03)          0.73        0.17

Less distributions:
   Dividends from net investment income                                             (0.46)      (0.68)         (0.54)      (0.08)
   Distributions from realized capital gains                                           --          --          (0.06)         --
   Tax return of capital                                                            (0.62)         --          (0.30)         --
   In excess of realized capital gains                                              (0.02)         --             --          --
  Total distributions                                                               (1.10)      (0.68)         (0.90)      (0.08)
Net asset value, end of period                                              $        8.98   $    9.21   $       9.92  $    10.09
Total return(a)                                                                      9.46%      (0.27%)         7.23%       1.70%

Ratios/Supplemental Data
Net assets, end of period (in thousands)                                    $       6,083   $   5,516   $      5,483  $    5,099
Ratio of expenses to average net assets(b)                                           1.00%       1.00%          1.00%       1.00%
Ratio of net investment income (loss)
   to average net assets(b)                                                          4.65%       5.17%          5.40%       5.29%
Ratio of expenses to average net assets before
   voluntary expense reimbursement(b)                                                1.83%       1.67%          1.47%       2.28%
Ratio of net investment income (loss)
   to average net assets before voluntary
   expense reimbursement(b)                                                          3.82%       4.50%          4.93%       4.01%
Portfolio turnover rate                                                               234%        167%           185%         25%

(a)Total return not annualized for periods less than one full year
(b)Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


Financial Highlights
Money Market
                                                                                                                   For The Period
                                                                                            Years Ended             From 11/13/97
                                                                                           December 31,            (Commencement)
                                                                                2000          1999          1998     To 12/31/97
Condensed data for a share of capital stock outstanding throughout each period.
Net asset value, beginning of period                                        $        1.00   $    1.00   $       1.00  $     1.00
  Income from investment operations:
   Net investment income                                                             0.06        0.05           0.05        0.01
   Net gains (losses) on securities
      (both realized and unrealized)                                                   --          --             --          --
Total income (loss) from investment operations                                       0.06        0.05           0.05        0.01

Less distributions:
   Dividends from net investment income                                             (0.06)      (0.05)         (0.05)      (0.01)
   Distributions from realized capital gains                                           --          --             --          --
   Tax return of capital                                                               --          --             --          --
   In excess of realized capital gains                                                 --          --             --          --
  Total distributions                                                               (0.06)      (0.05)         (0.05)      (0.01)
Net asset value, end of period                                              $        1.00   $    1.00   $       1.00  $     1.00
Total return(a)                                                                      5.84%       4.60%          5.05%       0.71%

Ratios/Supplemental Data
Net assets, end of period (in thousands)                                    $       2,000   $   1,601   $      1,270  $    1,019
Ratio of expenses to average net assets(b)                                           0.50%       0.50%          0.50%       0.50%
Ratio of net investment income (loss)
   to average net assets(b)                                                          5.70%       4.52%          4.93%       5.26%
Ratio of expenses to average net assets before
   voluntary expense reimbursement(b)                                                1.62%       2.72%          2.89%       4.90%
Ratio of net investment income (loss)
   to average net assets before voluntary
   expense reimbursement(b)                                                          4.58%       2.30%          2.54%       0.86%
Portfolio turnover rate                                                                --          --             --          --

(a)Total return not annualized for periods less than one full year
(b)Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


Report Of Independent Auditors

The Board of Directors and Contractholders
Investors Mark Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Investors Mark Series Fund, Inc. (the Fund) (comprised of the Large Cap Value, Large Cap Growth, Mid Cap Equity, Small Cap Equity, Growth & Income, Balanced, Intermediate Fixed Income, Global Fixed Income and Money Market Portfolios) as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those stan- dards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence support- ing the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirma- tion of investments owned as of December 31, 2000, by correspondence with the custodian and brokers. As to certain securities relating to uncompleted transactions, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Fund at December 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young LLP

Kansas City, Missouri
February 2, 2001


This report has been prepared for the information of the Contractholders of Investors Mark Series Fund, Inc. and is not to be construed as an offering of the shares of the Fund. Shares of the Fund are offered only by the Prospectus, a copy of which may be obtained from Business Men's Assurance Company of America.